UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity® Stock Selector Large Cap Value Fund : FSLVX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 40	0.81%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914445.101    708-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z : FSCZX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.69%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914444.101    2893-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class M : FLUTX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.35%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914442.101    1813-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class I : FLUIX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914443.101    1814-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class C : FLUEX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.86%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914441.101    1812-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class A : FLUAX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.10%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.0
Industrials	12.7
Health Care	10.4
Information Technology	10.2
Consumer Discretionary	8.0
Consumer Staples	7.2
Communication Services	7.2
Energy	6.4
Utilities	4.6
Real Estate	4.1
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Domestic Equity Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	2.9
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.8
iShares Russell 1000 Value ETF	1.7
Johnson & Johnson	1.7
JPMorgan Chase & Co	1.6
CSX Corp	1.6
20.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914440.101    1810-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Value Discovery Fund Fidelity® Series Value Discovery Fund : FNKLX

This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$13,692,488,150
Number of Holdings	121
Portfolio Turnover	69%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	14.6
Health Care	9.8
Consumer Staples	9.0
Energy	8.8
Information Technology	8.0
Consumer Discretionary	7.6
Communication Services	7.6
Materials	3.7
Utilities	2.5
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
United Kingdom - 2.9
Canada - 2.4
Korea (South) - 0.4
France - 0.2
Germany - 0.0
Monaco - 0.0

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.9
Alphabet Inc Class A	3.5
Bank of America Corp	2.8
Cisco Systems Inc	2.4
Wells Fargo & Co	2.1
Shell PLC ADR	2.1
Amazon.com Inc	2.1
The Travelers Companies, Inc.	2.1
Cigna Group/The	2.0
Chubb Ltd	1.9
24.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914434.101    2453-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Stock Selector Large Cap Value Fund : FBLEX

This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$13,431,809,194
Number of Holdings	149
Portfolio Turnover	78%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	22.3
Industrials	13.0
Health Care	10.5
Information Technology	10.2
Consumer Discretionary	8.0
Communication Services	7.4
Consumer Staples	7.3
Energy	6.4
Utilities	4.5
Real Estate	4.2
Materials	3.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
France - 1.6
Canada - 1.1
Taiwan - 0.6
Portugal - 0.4
Bailiwick Of Jersey - 0.3
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.0
Amazon.com Inc	2.8
Exxon Mobil Corp	2.4
Bank of America Corp	2.3
Wells Fargo & Co	2.0
Boeing Co	1.9
CSX Corp	1.7
Chubb Ltd	1.7
Johnson & Johnson	1.6
Procter & Gamble Co/The	1.6
21.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914435.101    2461-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series All-Sector Equity Fund Fidelity® Series All-Sector Equity Fund : FSAEX

This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,418,187,426
Number of Holdings	274
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.2
Financials	13.9
Consumer Discretionary	10.7
Industrials	9.3
Communication Services	9.3
Health Care	8.6
Consumer Staples	4.7
Energy	3.0
Utilities	2.2
Real Estate	2.2
Materials	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Bailiwick Of Jersey - 0.1
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.6
Microsoft Corp	8.1
Apple Inc	4.5
Amazon.com Inc	4.2
Alphabet Inc Class C	3.3
Broadcom Inc	3.0
Meta Platforms Inc Class A	2.8
Exxon Mobil Corp	1.5
IBM Corporation	1.4
Mastercard Inc Class A	1.4
38.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914433.101    2115-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value K6 Fund Fidelity® Mid Cap Value K6 Fund : FCMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 22	0.45%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$81,373,216
Number of Holdings	180
Portfolio Turnover	110%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Real Estate	10.0
Consumer Discretionary	9.3
Materials	8.2
Utilities	7.8
Information Technology	7.4
Health Care	7.4
Energy	7.4
Consumer Staples	5.9
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Canada - 2.0
Germany - 0.8
Zambia - 0.5
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.5
Smurfit WestRock PLC	1.4
Western Digital Corp	1.3
Hartford Insurance Group Inc/The	1.3
Cummins Inc	1.2
Welltower Inc	1.1
Reliance Inc	1.1
Evergy Inc	1.0
PG&E Corp	1.0
EMCOR Group Inc	1.0
11.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914437.101    2956-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity® Mid Cap Value Fund : FSMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 42	0.84%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914451.101    762-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class Z : FIDFX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.76%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914450.101    2894-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class M : FMPTX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.39%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914448.101    1819-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class I : FMPOX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.89%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914449.101    1820-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class C : FMPEX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.89%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914447.101    1818-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class A : FMPAX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.14%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	16.8
Real Estate	9.9
Consumer Discretionary	9.3
Materials	8.2
Health Care	7.6
Utilities	7.6
Energy	7.6
Information Technology	7.4
Consumer Staples	5.8
Communication Services	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Canada - 2.2
Zambia - 0.8
Germany - 0.8
United Kingdom - 0.5
Belgium - 0.4
Spain - 0.4
Ireland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sempra	1.4
Smurfit WestRock PLC	1.3
Western Digital Corp	1.2
Cummins Inc	1.2
Hartford Insurance Group Inc/The	1.1
Welltower Inc	1.1
Reliance Inc	1.0
Evergy Inc	1.0
PG&E Corp	1.0
Ciena Corp	1.0
11.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914446.101    1816-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity-Income K6 Fund Fidelity® Equity-Income K6 Fund : FEKFX

This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 17	0.34%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$289,581,702
Number of Holdings	122
Portfolio Turnover	28%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Industrials	12.6
Health Care	10.7
Information Technology	10.0
Consumer Staples	9.8
Consumer Discretionary	7.6
Communication Services	7.5
Energy	6.6
Utilities	6.2
Materials	3.7
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Canada - 2.9
United Kingdom - 2.4
Taiwan - 1.5
Netherlands - 0.9
Korea (South) - 0.9
Ireland - 0.7
Germany - 0.7
Japan - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Alphabet Inc Class A	2.4
Linde PLC	2.2
Wells Fargo & Co	2.1
Walmart Inc	2.0
Bank of America Corp	2.0
Microsoft Corp	1.8
Johnson & Johnson	1.7
Procter & Gamble Co/The	1.6
22.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914439.101    3457-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund : FEQIX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 27	0.53%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,327,604,686
Number of Holdings	123
Portfolio Turnover	18%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.5
Health Care	10.7
Information Technology	10.0
Consumer Staples	9.8
Communication Services	7.6
Consumer Discretionary	7.6
Energy	6.6
Utilities	6.3
Materials	3.7
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Canada - 2.9
United Kingdom - 2.4
Taiwan - 1.4
Netherlands - 1.0
Korea (South) - 0.9
Ireland - 0.7
Germany - 0.7
Japan - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Alphabet Inc Class A	2.4
Linde PLC	2.2
Wells Fargo & Co	2.1
Walmart Inc	2.0
Bank of America Corp	2.0
Microsoft Corp	1.7
Johnson & Johnson	1.7
Procter & Gamble Co/The	1.6
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914417.101    23-TSRS-0925

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund Class K : FEIKX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.46%
Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,327,604,686
Number of Holdings	123
Portfolio Turnover	18%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	12.5
Health Care	10.7
Information Technology	10.0
Consumer Staples	9.8
Communication Services	7.6
Consumer Discretionary	7.6
Energy	6.6
Utilities	6.3
Materials	3.7
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Canada - 2.9
United Kingdom - 2.4
Taiwan - 1.4
Netherlands - 1.0
Korea (South) - 0.9
Ireland - 0.7
Germany - 0.7
Japan - 0.6
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	2.9
Alphabet Inc Class A	2.4
Linde PLC	2.2
Wells Fargo & Co	2.1
Walmart Inc	2.0
Bank of America Corp	2.0
Microsoft Corp	1.7
Johnson & Johnson	1.7
Procter & Gamble Co/The	1.6
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914416.101    2085-TSRS-0925

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	37,371	2,565,145
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cenovus Energy Inc	274,800	4,182,688
Imperial Oil Ltd	47,000	3,918,815
MEG Energy Corp	3,000	59,129

TOTAL CANADA		8,160,632
FRANCE - 1.6%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA	42,682	3,891,671
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	54,556	8,122,105
TOTAL FRANCE		12,013,776
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	2,457	147,322
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	141,600	2,703,887
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,427	4,210,712
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	15,300	821,304
UNITED STATES - 92.2%
Communication Services - 7.2%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	189,361	8,097,076
Entertainment - 0.2%
Walt Disney Co/The	14,194	1,690,647
Interactive Media & Services - 3.3%
Alphabet Inc Class A	113,064	21,696,983
Meta Platforms Inc Class A	4,380	3,387,667
		25,084,650
Media - 1.6%
Charter Communications Inc Class A (a)	4,800	1,292,928
Comcast Corp Class A	199,178	6,618,685
Omnicom Group Inc (b)	55,058	3,966,929
		11,878,542
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	30,801	7,343,266
TOTAL COMMUNICATION SERVICES		54,094,181

Consumer Discretionary - 7.7%
Automobiles - 0.4%
General Motors Co	56,441	3,010,562
Broadline Retail - 2.8%
Amazon.com Inc (a)	87,002	20,368,038
Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings Inc	13,176	3,532,222
McDonald's Corp	26,521	7,958,157
		11,490,379
Household Durables - 0.6%
Somnigroup International Inc	67,362	4,875,662
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	21,215	4,487,185
Lowe's Cos Inc	44,588	9,968,539
Williams-Sonoma Inc	18,838	3,523,648
		17,979,372
TOTAL CONSUMER DISCRETIONARY		57,724,013

Consumer Staples - 7.1%
Beverages - 1.9%
Coca-Cola Co/The	94,725	6,430,881
Constellation Brands Inc Class A	8,586	1,434,205
Keurig Dr Pepper Inc	87,819	2,867,290
PepsiCo Inc	26,581	3,666,052
		14,398,428
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	24,754	1,735,255
Target Corp	9,765	981,382
US Foods Holding Corp (a)	21,399	1,783,179
Walmart Inc	100,906	9,886,770
		14,386,586
Food Products - 0.7%
Darling Ingredients Inc (a)	34,693	1,123,359
Freshpet Inc (a)	5,073	346,587
JM Smucker Co	9,738	1,045,277
Lamb Weston Holdings Inc	7,452	425,286
Mondelez International Inc	32,627	2,110,641
		5,051,150
Household Products - 1.5%
Procter & Gamble Co/The	77,093	11,600,184
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	7,699	718,625
Kenvue Inc	56,685	1,215,326
		1,933,951
Tobacco - 0.8%
Philip Morris International Inc	37,839	6,207,488
TOTAL CONSUMER STAPLES		53,577,787

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy Inc	10,800	2,547,504
Core Natural Resources Inc	41,252	3,044,810
Exxon Mobil Corp	158,400	17,683,776
Phillips 66	47,100	5,820,618
Shell PLC ADR	55,200	3,985,992
Targa Resources Corp	21,600	3,594,456
		36,677,156
Financials - 21.5%
Banks - 8.8%
Bank of America Corp	371,305	17,551,588
Citigroup Inc	36,300	3,401,310
Comerica Inc	46,058	3,112,139
First Horizon Corp	235,511	5,136,495
JPMorgan Chase & Co	41,155	12,191,757
KeyCorp	114,982	2,060,477
US Bancorp	184,046	8,274,708
Wells Fargo & Co	184,669	14,889,862
		66,618,336
Capital Markets - 5.9%
Bank of New York Mellon Corp/The	99,870	10,131,812
Blackrock Inc	8,120	8,980,801
Charles Schwab Corp/The	80,865	7,902,936
Intercontinental Exchange Inc	37,297	6,893,605
LPL Financial Holdings Inc	7,494	2,965,601
MarketAxess Holdings Inc	20,320	4,175,760
State Street Corp	30,767	3,438,212
		44,488,727
Consumer Finance - 0.3%
SLM Corp	83,800	2,664,839
Financial Services - 1.8%
Affirm Holdings Inc Class A (a)	19,707	1,351,112
Apollo Global Management Inc	19,158	2,784,041
Berkshire Hathaway Inc Class B (a)	8,834	4,168,588
Block Inc Class A (a)	21,152	1,634,204
Fiserv Inc (a)	4,716	655,240
PayPal Holdings Inc (a)	40,542	2,787,668
		13,380,853
Insurance - 4.7%
American Financial Group Inc/OH	12,833	1,602,842
Arthur J Gallagher & Co	27,932	8,023,467
Chubb Ltd	42,834	11,395,557
Hartford Insurance Group Inc/The	86,686	10,782,872
The Travelers Companies, Inc.	12,763	3,321,443
		35,126,181
TOTAL FINANCIALS		162,278,936

Health Care - 10.4%
Biotechnology - 0.6%
Gilead Sciences Inc	26,400	2,964,456
Insmed Inc (a)	4,300	461,304
Regeneron Pharmaceuticals Inc	2,690	1,467,287
		4,893,047
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	59,900	7,558,781
Boston Scientific Corp (a)	49,100	5,151,572
Stryker Corp	8,900	3,495,297
		16,205,650
Health Care Providers & Services - 3.8%
Cencora Inc	23,300	6,665,664
Centene Corp (a)	33,400	870,738
Cigna Group/The	5,400	1,443,852
CVS Health Corp	88,900	5,520,690
HCA Healthcare Inc	8,000	2,831,920
Humana Inc	3,400	849,558
Quest Diagnostics Inc	14,000	2,343,740
Tenet Healthcare Corp (a)	3,700	596,736
UnitedHealth Group Inc	27,060	6,753,094
		27,875,992
Life Sciences Tools & Services - 1.4%
Danaher Corp	15,000	2,957,400
Mettler-Toledo International Inc (a)	700	863,576
Thermo Fisher Scientific Inc	14,575	6,816,436
		10,637,412
Pharmaceuticals - 2.5%
Johnson & Johnson	74,285	12,237,711
Merck & Co Inc	81,700	6,382,404
		18,620,115
TOTAL HEALTH CARE		78,232,216

Industrials - 12.7%
Aerospace & Defense - 3.4%
Boeing Co (a)	62,104	13,777,151
Northrop Grumman Corp	12,969	7,478,055
RTX Corp	29,382	4,629,722
		25,884,928
Air Freight & Logistics - 0.8%
FedEx Corp	26,940	6,020,821
Electrical Equipment - 1.3%
Emerson Electric Co	66,850	9,727,344
Ground Transportation - 2.9%
CSX Corp	342,300	12,165,342
Knight-Swift Transportation Holdings Inc	67,100	2,851,750
U-Haul Holding Co Class N	138,050	7,178,600
		22,195,692
Industrial Conglomerates - 0.3%
3M Co	17,536	2,616,721
Machinery - 4.0%
Allison Transmission Holdings Inc	100,669	9,067,257
Deere & Co	4,800	2,516,976
Parker-Hannifin Corp	11,243	8,228,752
Westinghouse Air Brake Technologies Corp	49,425	9,492,071
		29,305,056
TOTAL INDUSTRIALS		95,750,562

Information Technology - 8.5%
Communications Equipment - 1.1%
Cisco Systems Inc	126,110	8,585,569
Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp	104,559	4,336,062
IT Services - 0.9%
Amdocs Ltd	76,837	6,558,806
Semiconductors & Semiconductor Equipment - 1.5%
Marvell Technology Inc	48,797	3,921,815
QUALCOMM Inc	51,109	7,500,757
		11,422,572
Software - 3.5%
Dropbox Inc Class A (a)	206,284	5,604,736
Gen Digital Inc	162,860	4,802,741
Salesforce Inc	43,225	11,166,315
Zoom Communications Inc Class A (a)	62,329	4,615,462
		26,189,254
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp	90,614	7,130,416
TOTAL INFORMATION TECHNOLOGY		64,222,679

Materials - 3.5%
Chemicals - 1.3%
Corteva Inc	83,622	6,031,655
Mosaic Co/The	48,600	1,750,086
Westlake Corp	21,998	1,744,441
		9,526,182
Construction Materials - 0.7%
CRH PLC	61,522	5,872,275
Containers & Packaging - 1.5%
International Paper Co	70,002	3,271,893
O-I Glass Inc (a)	210,393	2,737,213
Smurfit WestRock PLC	124,788	5,538,092
		11,547,198
TOTAL MATERIALS		26,945,655

Real Estate - 4.1%
Health Care REITs - 0.8%
Welltower Inc	38,119	6,292,303
Industrial REITs - 0.2%
Prologis Inc	16,578	1,770,199
Office REITs - 0.2%
Kilroy Realty Corp	45,422	1,674,255
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	18,004	2,803,943
CoStar Group Inc (a)	5,300	504,507
		3,308,450
Residential REITs - 0.8%
Invitation Homes Inc	120,561	3,695,195
Mid-America Apartment Communities Inc	5,840	831,791
Sun Communities Inc	11,211	1,390,500
		5,917,486
Retail REITs - 0.3%
Curbline Properties Corp	37,724	833,700
NNN REIT Inc	36,042	1,487,093
		2,320,793
Specialized REITs - 1.4%
American Tower Corp	11,193	2,332,509
CubeSmart	59,060	2,298,025
Equinix Inc	4,280	3,360,528
Public Storage Operating Co	6,223	1,692,283
		9,683,345
TOTAL REAL ESTATE		30,966,831

Utilities - 4.6%
Electric Utilities - 2.8%
Constellation Energy Corp	15,974	5,556,396
Evergy Inc	58,240	4,123,392
Eversource Energy	84,115	5,560,002
PG&E Corp	366,756	5,141,919
		20,381,709
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	238,843	3,140,785
Vistra Corp	18,687	3,896,987
		7,037,772
Multi-Utilities - 0.9%
Sempra	86,065	7,029,789
TOTAL UTILITIES		34,449,270

TOTAL UNITED STATES		694,919,286
TOTAL COMMON STOCKS (Cost $600,350,505)		725,542,064

Domestic Equity Funds - 1.7%
	Shares	Value ($)
iShares Russell 1000 Value ETF (b) (Cost $12,492,164)	66,800	13,054,056

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	18,144,212	18,147,841
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	1,561,194	1,561,350
TOTAL MONEY MARKET FUNDS (Cost $19,709,115)			19,709,191

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $632,551,784)	758,305,311
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,380,406)
NET ASSETS - 100.0%	753,924,905

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,936,348	120,021,371	112,809,878	333,166	-	-	18,147,841	18,144,212	0.0%
Fidelity Securities Lending Cash Central Fund	2,852,475	54,451,488	55,742,613	563	-	-	1,561,350	1,561,194	0.0%
Total	13,788,823	174,472,859	168,552,491	333,729	-	-	19,709,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	54,094,181	54,094,181	-	-
Consumer Discretionary	60,289,158	60,289,158	-	-
Consumer Staples	54,399,091	54,399,091	-	-
Energy	47,541,675	44,837,788	2,703,887	-
Financials	166,317,929	162,426,258	3,891,671	-
Health Care	78,232,216	78,232,216	-	-
Industrials	95,750,562	95,750,562	-	-
Information Technology	76,555,496	68,433,391	8,122,105	-
Materials	26,945,655	26,945,655	-	-
Real Estate	30,966,831	30,966,831	-	-
Utilities	34,449,270	34,449,270	-	-

Domestic Equity Funds	13,054,056	13,054,056	-	-

Money Market Funds	19,709,191	19,709,191	-	-
Total Investments in Securities:	758,305,311	743,587,648	14,717,663	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,516,085) - See accompanying schedule:
Unaffiliated issuers (cost $612,842,669)	$738,596,120
Fidelity Central Funds (cost $19,709,115)	19,709,191

Total Investment in Securities (cost $632,551,784)		$758,305,311
Receivable for investments sold		1,615,668
Receivable for fund shares sold		607,611
Dividends receivable		597,420
Distributions receivable from Fidelity Central Funds		64,159
Prepaid expenses		133
Total assets		761,190,302
Liabilities
Payable to custodian bank	$58,561
Payable for investments purchased	4,892,101
Payable for fund shares redeemed	202,935
Accrued management fee	488,065
Distribution and service plan fees payable	24,097
Other payables and accrued expenses	38,288
Collateral on securities loaned	1,561,350
Total liabilities		7,265,397
Net Assets		$753,924,905
Net Assets consist of:
Paid in capital		$597,086,528
Total accumulated earnings (loss)		156,838,377
Net Assets		$753,924,905

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($58,691,331 ÷ 2,097,813 shares)(a)		$27.98
Maximum offering price per share (100/94.25 of $27.98)		$29.69
Class M :
Net Asset Value and redemption price per share ($14,466,028 ÷ 519,333 shares)(a)		$27.86
Maximum offering price per share (100/96.50 of $27.86)		$28.87
Class C :
Net Asset Value and offering price per share ($6,885,185 ÷ 255,449 shares)(a)		$26.95
Stock Selector Large Cap Value :
Net Asset Value, offering price and redemption price per share ($579,517,133 ÷ 20,392,207 shares)		$28.42
Class I :
Net Asset Value, offering price and redemption price per share ($42,529,629 ÷ 1,488,444 shares)		$28.57
Class Z :
Net Asset Value, offering price and redemption price per share ($51,835,599 ÷ 1,837,052 shares)		$28.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$6,721,905
Interest		51
Income from Fidelity Central Funds (including $563 from security lending)		333,729
Total income		7,055,685
Expenses
Management fee
Basic fee	$2,278,269
Performance adjustment	363,187
Distribution and service plan fees	135,908
Custodian fees and expenses	12,750
Independent trustees' fees and expenses	1,204
Registration fees	59,949
Audit fees	34,075
Legal	2,573
Miscellaneous	1,165
Total expenses before reductions	2,889,080
Expense reductions	(415)
Total expenses after reductions		2,888,665
Net Investment income (loss)		4,167,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,181,272
Foreign currency transactions	(1,701)
Total net realized gain (loss)		28,179,571
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(24,711,162)
Assets and liabilities in foreign currencies	9,412
Total change in net unrealized appreciation (depreciation)		(24,701,750)
Net gain (loss)		3,477,821
Net increase (decrease) in net assets resulting from operations		$7,644,841
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,167,020	$7,142,208
Net realized gain (loss)	28,179,571	58,018,708
Change in net unrealized appreciation (depreciation)	(24,701,750)	54,720,683
Net increase (decrease) in net assets resulting from operations	7,644,841	119,881,599
Distributions to shareholders	(10,570,833)	(58,887,850)

Share transactions - net increase (decrease)	79,001,093	84,100,423
Total increase (decrease) in net assets	76,075,101	145,094,172

Net Assets
Beginning of period	677,849,804	532,755,632
End of period	$753,924,905	$677,849,804

Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$25.42	$24.12	$25.78	$21.53	$20.92
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.25	.20	.18	.32 C
Net realized and unrealized gain (loss)	.09 D	5.25	1.63	(.01)	5.16	.71
Total from investment operations	.22	5.52	1.88	.19	5.34	1.03
Distributions from net investment income	(.01)	(.27)	(.23)	(.23)	(.20)	(.42)
Distributions from net realized gain	(.42)	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(.43)	(2.75)	(.58) E	(1.85)	(1.09) E	(.42)
Net asset value, end of period	$27.98	$28.19	$25.42	$24.12	$25.78	$21.53
Total Return F,G,H	.85 % D	22.46%	7.86%	1.06%	24.86%	5.03%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.10% K	1.13%	1.22%	1.13%	1.06%	.94%
Expenses net of fee waivers, if any	1.10 % K	1.12%	1.21%	1.12%	1.05%	.94%
Expenses net of all reductions, if any	1.10% K	1.12%	1.21%	1.12%	1.05%	.93%
Net investment income (loss)	.96% K	.96%	1.03%	.85%	.69%	1.67% C
Supplemental Data
Net assets, end of period (000 omitted)	$58,691	$50,397	$41,371	$39,638	$36,552	$22,580
Portfolio turnover rate L	94 % K	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .80%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.10	$25.35	$24.06	$25.72	$21.48	$20.88
Income from Investment Operations
Net investment income (loss) A,B	.10	.20	.19	.14	.11	.26 C
Net realized and unrealized gain (loss)	.08 D	5.23	1.63	(.01)	5.15	.70
Total from investment operations	.18	5.43	1.82	.13	5.26	.96
Distributions from net investment income	- E	(.20)	(.18)	(.18)	(.13)	(.36)
Distributions from net realized gain	(.42)	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(.42)	(2.68)	(.53) F	(1.79) F	(1.02) F	(.36)
Net asset value, end of period	$27.86	$28.10	$25.35	$24.06	$25.72	$21.48
Total Return G,H,I	.72 % D	22.13%	7.62%	.82%	24.55%	4.70%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.35% L	1.37%	1.46%	1.38%	1.32%	1.23%
Expenses net of fee waivers, if any	1.35 % L	1.37%	1.45%	1.37%	1.31%	1.23%
Expenses net of all reductions, if any	1.35% L	1.37%	1.45%	1.37%	1.31%	1.22%
Net investment income (loss)	.72% L	.72%	.80%	.60%	.43%	1.38% C
Supplemental Data
Net assets, end of period (000 omitted)	$14,466	$14,744	$12,970	$12,319	$12,188	$9,526
Portfolio turnover rate M	94 % L	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .67%.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.26	$24.66	$23.42	$25.11	$20.99	$20.40
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	.05	.01	(.03)	.16 C
Net realized and unrealized gain (loss)	.07 D	5.08	1.58	(.02)	5.02	.68
Total from investment operations	.10	5.14	1.63	(.01)	4.99	.84
Distributions from net investment income	-	(.07)	(.04)	(.07)	-	(.25)
Distributions from net realized gain	(.41)	(2.47)	(.34)	(1.62)	(.87)	-
Total distributions	(.41)	(2.54)	(.39) E	(1.68) E	(.87)	(.25)
Net asset value, end of period	$26.95	$27.26	$24.66	$23.42	$25.11	$20.99
Total Return F,G,H	.44 % D	21.54%	7.01%	.24%	23.82%	4.19%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.86% K	1.87%	2.02%	1.94%	1.88%	1.76%
Expenses net of fee waivers, if any	1.86 % K	1.87%	2.01%	1.94%	1.88%	1.76%
Expenses net of all reductions, if any	1.86% K	1.87%	2.01%	1.94%	1.88%	1.75%
Net investment income (loss)	.21% K	.22%	.24%	.04%	(.14)%	.86% C
Supplemental Data
Net assets, end of period (000 omitted)	$6,885	$7,405	$6,543	$7,898	$6,948	$6,723
Portfolio turnover rate L	94 % K	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .39%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Large Cap Value Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.59	$25.75	$24.41	$26.06	$21.73	$21.11
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.32	.28	.25	.38 C
Net realized and unrealized gain (loss)	.10 D	5.32	1.66	(.01)	5.23	.72
Total from investment operations	.27	5.67	1.98	.27	5.48	1.10
Distributions from net investment income	(.02)	(.35)	(.30)	(.30)	(.25)	(.48)
Distributions from net realized gain	(.42)	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(.44)	(2.83)	(.64)	(1.92)	(1.15)	(.48)
Net asset value, end of period	$28.42	$28.59	$25.75	$24.41	$26.06	$21.73
Total Return E,F	1.00 % D	22.78%	8.21%	1.36%	25.26%	5.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.83%	.92%	.83%	.76%	.64%
Expenses net of fee waivers, if any	.81 % I	.83%	.92%	.83%	.75%	.64%
Expenses net of all reductions, if any	.81% I	.83%	.92%	.83%	.75%	.63%
Net investment income (loss)	1.26% I	1.26%	1.33%	1.15%	.99%	1.97% C
Supplemental Data
Net assets, end of period (000 omitted)	$579,517	$553,197	$451,072	$405,895	$446,926	$373,322
Portfolio turnover rate J	94 % I	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .95%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.75	$25.88	$24.53	$26.17	$21.82	$21.22
Income from Investment Operations
Net investment income (loss) A,B	.18	.36	.32	.28	.26	.38 C
Net realized and unrealized gain (loss)	.08 D	5.35	1.67	(.01)	5.24	.72
Total from investment operations	.26	5.71	1.99	.27	5.50	1.10
Distributions from net investment income	(.02)	(.36)	(.30)	(.30)	(.25)	(.50)
Distributions from net realized gain	(.42)	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(.44)	(2.84)	(.64)	(1.91) E	(1.15)	(.50)
Net asset value, end of period	$28.57	$28.75	$25.88	$24.53	$26.17	$21.82
Total Return F,G	.96 % D	22.82%	8.20%	1.39%	25.26%	5.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.80% J	.82%	.92%	.82%	.75%	.67%
Expenses net of fee waivers, if any	.80 % J	.82%	.91%	.82%	.74%	.67%
Expenses net of all reductions, if any	.80% J	.82%	.91%	.82%	.74%	.66%
Net investment income (loss)	1.27% J	1.27%	1.34%	1.15%	1.00%	1.94% C
Supplemental Data
Net assets, end of period (000 omitted)	$42,530	$25,307	$13,168	$10,858	$18,239	$9,420
Portfolio turnover rate K	94 % J	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .91%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.38	$25.57	$24.24	$25.88	$21.58	$20.97
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.35	.30	.28	.41 C
Net realized and unrealized gain (loss)	.09 D	5.29	1.65	(.01)	5.20	.71
Total from investment operations	.28	5.67	2.00	.29	5.48	1.12
Distributions from net investment income	(.02)	(.37)	(.33)	(.31)	(.28)	(.51)
Distributions from net realized gain	(.42)	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(.44)	(2.86) E	(.67)	(1.93)	(1.18)	(.51)
Net asset value, end of period	$28.22	$28.38	$25.57	$24.24	$25.88	$21.58
Total Return F,G	1.05 % D	22.92%	8.33%	1.46%	25.43%	5.43%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.73%	.81%	.72%	.65%	.52%
Expenses net of fee waivers, if any	.69 % J	.73%	.80%	.71%	.65%	.52%
Expenses net of all reductions, if any	.69% J	.73%	.80%	.71%	.65%	.51%
Net investment income (loss)	1.37% J	1.36%	1.44%	1.26%	1.10%	2.10% C
Supplemental Data
Net assets, end of period (000 omitted)	$51,836	$26,800	$7,632	$5,973	$20,576	$20,841
Portfolio turnover rate K	94 % J	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.00%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,403,325
Gross unrealized depreciation	(23,978,503)
Net unrealized appreciation (depreciation)	$123,424,822
Tax cost	$634,880,489

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	386,604,071	317,514,596
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Large Cap Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Large Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	65,866	5,418
Class M	.25%	.25%	35,396	198
Class C	.75%	.25%	34,646	4,707
			135,908	10,323
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	12,209
Class M	674
Class CA	130
13,013

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	5,524

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	25,682,910	23,201,963	2,438,103
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	314
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Large Cap Value Fund	53	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $415.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$787,163	$4,551,272
Class M	222,596	1,348,440
Class C	111,661	630,717
Stock Selector Large Cap Value	8,630,425	49,998,693
Class I	390,606	1,516,559
Class Z	428,382	842,169
Total	$10,570,833	$58,887,850
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	423,620	250,258	$11,397,720	$6,935,774
Reinvestment of distributions	28,519	164,612	764,017	4,406,748
Shares redeemed	(142,070)	(254,384)	(3,807,182)	(7,015,239)
Net increase (decrease)	310,069	160,486	$8,354,555	$4,327,283
Class M
Shares sold	20,208	22,649	$548,447	$618,467
Reinvestment of distributions	8,336	50,504	222,596	1,347,712
Shares redeemed	(33,969)	(60,132)	(903,803)	(1,667,351)
Net increase (decrease)	(5,425)	13,021	$(132,760)	$298,828
Class C
Shares sold	30,079	45,385	$774,498	$1,218,937
Reinvestment of distributions	4,313	24,342	111,661	630,717
Shares redeemed	(50,582)	(63,380)	(1,315,785)	(1,691,660)
Net increase (decrease)	(16,190)	6,347	$(429,626)	$157,994
Stock Selector Large Cap Value
Shares sold	3,313,373	3,658,542	$90,935,401	$104,577,485
Reinvestment of distributions	296,255	1,713,825	8,052,216	46,519,946
Shares redeemed	(2,564,524)	(3,543,368)	(69,656,648)	(99,436,164)
Net increase (decrease)	1,045,104	1,828,999	$29,330,969	$51,661,267
Class I
Shares sold	701,201	427,110	$19,470,562	$11,904,751
Reinvestment of distributions	14,132	54,971	386,222	1,500,104
Shares redeemed	(107,291)	(110,575)	(2,985,095)	(3,127,455)
Net increase (decrease)	608,042	371,506	$16,871,689	$10,277,400
Class Z
Shares sold	974,466	697,014	$27,216,806	$18,889,477
Reinvestment of distributions	13,110	28,432	353,567	765,710
Shares redeemed	(94,832)	(79,626)	(2,564,107)	(2,277,536)
Net increase (decrease)	892,744	645,820	$25,006,266	$17,377,651
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Large Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
 In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.900197.116
LCV-SANN-0925
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series All-Sector Equity Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	52,600	3,610,464
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	9,400	470,846
UNITED STATES - 98.1%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc	816,500	22,380,264
Entertainment - 2.7%
Liberty Media Corp-Liberty Formula One Class C (b)	60,600	6,081,210
Live Nation Entertainment Inc (b)	43,500	6,424,950
Netflix Inc (b)	38,810	44,996,314
ROBLOX Corp Class A (b)	97,200	13,393,188
Spotify Technology SA (b)	27,570	17,273,708
TKO Group Holdings Inc Class A	17,821	2,994,106
Walt Disney Co/The	183,087	21,807,493
Warner Bros Discovery Inc (b)	440,700	5,804,019
		118,774,988
Interactive Media & Services - 6.1%
Alphabet Inc Class C	750,920	144,822,431
Meta Platforms Inc Class A	160,840	124,400,090
		269,222,521
TOTAL COMMUNICATION SERVICES		410,377,773

Consumer Discretionary - 10.6%
Automobile Components - 0.0%
American Axle & Manufacturing Holdings Inc (b)	523,200	2,328,240
Automobiles - 1.4%
General Motors Co	127,600	6,806,184
Tesla Inc (b)	175,400	54,070,558
		60,876,742
Broadline Retail - 4.2%
Amazon.com Inc (b)	794,456	185,990,094
Macy's Inc	133,500	1,686,105
		187,676,199
Distributors - 0.2%
Genuine Parts Co	59,700	7,694,136
Diversified Consumer Services - 0.1%
Service Corp International/US	64,000	4,883,840
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	65,300	8,646,373
Booking Holdings Inc	400	2,201,624
Caesars Entertainment Inc (b)	356,000	9,498,080
Cava Group Inc (b)	7,400	651,274
Chipotle Mexican Grill Inc (b)	74,600	3,198,848
Churchill Downs Inc	6,600	706,464
Domino's Pizza Inc	16,300	7,550,323
DraftKings Inc Class A (b)	150,700	6,787,528
Hilton Grand Vacations Inc (b)	28,700	1,286,334
Marriott International Inc/MD Class A1	34,300	9,049,369
McDonald's Corp	33,200	9,962,324
Norwegian Cruise Line Holdings Ltd (b)	124,400	3,179,664
Wyndham Hotels & Resorts Inc	93,900	8,075,400
Yum! Brands Inc	47,600	6,861,540
		77,655,145
Household Durables - 0.1%
Lennar Corp Class A	4,900	549,682
PulteGroup Inc	39,200	4,426,464
		4,976,146
Specialty Retail - 2.3%
Burlington Stores Inc (b)	7,100	1,938,016
Dick's Sporting Goods Inc	42,400	8,968,024
Floor & Decor Holdings Inc Class A (b)	40,700	3,119,248
Home Depot Inc/The	77,979	28,658,062
Lithia Motors Inc Class A	25,000	7,200,000
Lowe's Cos Inc	138,700	31,009,159
O'Reilly Automotive Inc (b)	7,000	688,240
Ross Stores Inc	127,600	17,422,504
Wayfair Inc Class A (b)	7,200	472,608
		99,475,861
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica Inc (b)	8,000	1,604,240
NIKE Inc Class B	159,400	11,905,586
PVH Corp	106,100	7,789,862
		21,299,688
TOTAL CONSUMER DISCRETIONARY		466,865,997

Consumer Staples - 4.7%
Beverages - 1.4%
Brown-Forman Corp Class B	86,600	2,498,410
Coca-Cola Co/The	436,638	29,643,354
Constellation Brands Inc Class A	34,442	5,753,192
Keurig Dr Pepper Inc	401,245	13,100,649
PepsiCo Inc	84,120	11,601,830
		62,597,435
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	31,205	29,321,466
Dollar Tree Inc (b)	22,100	2,509,455
Kroger Co/The	93,900	6,582,390
Target Corp	18,700	1,879,350
US Foods Holding Corp (b)	74,254	6,187,586
Walmart Inc	318,359	31,192,815
		77,673,062
Food Products - 0.3%
Darling Ingredients Inc (b)	128,058	4,146,518
Freshpet Inc (b)	19,000	1,298,080
Mondelez International Inc	89,051	5,760,709
		11,205,307
Household Products - 0.8%
Procter & Gamble Co/The	239,106	35,978,280
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	21,163	1,975,354
Kenvue Inc	177,792	3,811,861
		5,787,215
Tobacco - 0.4%
Philip Morris International Inc	100,987	16,566,917
TOTAL CONSUMER STAPLES		209,808,216

Energy - 3.0%
Energy Equipment & Services - 0.1%
Weatherford International PLC	40,900	2,312,895
Oil, Gas & Consumable Fuels - 2.9%
ConocoPhillips	314,500	29,984,430
Diamondback Energy Inc	25,600	3,805,696
Expand Energy Corp	40,409	4,234,055
Exxon Mobil Corp	605,924	67,645,355
Marathon Petroleum Corp	20,700	3,522,933
Murphy Oil Corp	63,000	1,563,030
Targa Resources Corp	21,000	3,494,610
Valero Energy Corp	111,300	15,282,603
		129,532,712
TOTAL ENERGY		131,845,607

Financials - 13.9%
Banks - 4.7%
Bank of America Corp	1,151,262	54,420,156
Citigroup Inc	154,500	14,476,650
Comerica Inc	152,000	10,270,640
First Horizon Corp	468,000	10,207,080
JPMorgan Chase & Co	70,638	20,925,801
KeyCorp	256,418	4,595,011
M&T Bank Corp	39,214	7,399,682
Truist Financial Corp	277,300	12,120,783
US Bancorp	637,573	28,665,282
Wells Fargo & Co	542,548	43,745,645
		206,826,730
Capital Markets - 3.5%
Bank of New York Mellon Corp/The	193,082	19,588,169
Blackrock Inc	25,453	28,151,273
Cboe Global Markets Inc	31,676	7,635,183
Charles Schwab Corp/The	282,800	27,638,044
DigitalBridge Group Inc Class A	94,100	1,010,633
Intercontinental Exchange Inc	86,700	16,024,761
LPL Financial Holdings Inc	20,431	8,085,160
MarketAxess Holdings Inc	74,468	15,303,174
Northern Trust Corp	70,100	9,113,000
State Street Corp	98,100	10,962,675
Tradeweb Markets Inc Class A	26,925	3,730,459
Virtu Financial Inc Class A	128,882	5,688,851
		152,931,382
Consumer Finance - 0.1%
SLM Corp	291,248	9,261,686
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	83,400	5,717,904
Apollo Global Management Inc	77,734	11,296,305
Block Inc Class A (b)	81,182	6,272,121
Fiserv Inc (b)	19,664	2,732,116
Mastercard Inc Class A	109,577	62,072,083
PayPal Holdings Inc (b)	125,300	8,615,628
UWM Holdings Corp Class A	672,625	2,703,953
Voya Financial Inc	81,723	5,720,610
		105,130,720
Insurance - 3.2%
American Financial Group Inc/OH	62,000	7,743,800
Arch Capital Group Ltd	63,744	5,485,809
Arthur J Gallagher & Co	55,765	16,018,496
Brighthouse Financial Inc (b)	60,900	2,914,065
Chubb Ltd	116,132	30,895,758
Hartford Insurance Group Inc/The	161,247	20,057,514
Marsh & McLennan Cos Inc	91,205	18,168,036
Reinsurance Group of America Inc	24,938	4,799,318
The Travelers Companies, Inc.	81,900	21,313,656
Unum Group	54,840	3,938,060
Willis Towers Watson PLC	28,800	9,095,328
		140,429,840
TOTAL FINANCIALS		614,580,358

Health Care - 8.6%
Biotechnology - 2.4%
AbbVie Inc	187,500	35,441,250
Alnylam Pharmaceuticals Inc (b)	63,300	24,828,792
BioMarin Pharmaceutical Inc (b)	55,500	3,210,675
Exact Sciences Corp (b)	41,700	1,957,815
Gilead Sciences Inc	250,100	28,083,729
Insmed Inc (b)	19,900	2,134,872
Nuvalent Inc Class A (b)	25,200	1,974,420
Soleno Therapeutics Inc (b)	24,000	2,075,280
Ultragenyx Pharmaceutical Inc (b)	47,900	1,308,628
Vertex Pharmaceuticals Inc (b)	12,300	5,619,501
		106,634,962
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	211,900	26,739,661
Baxter International Inc	77,700	1,690,752
Boston Scientific Corp (b)	327,910	34,404,317
Edwards Lifesciences Corp (b)	91,500	7,256,865
Insulet Corp (b)	31,200	8,998,080
Intuitive Surgical Inc (b)	21,100	10,150,999
Masimo Corp (b)	38,500	5,920,915
Penumbra Inc (b)	32,500	8,198,775
ResMed Inc	34,900	9,490,706
Stryker Corp	46,600	18,301,218
		131,152,288
Health Care Providers & Services - 1.2%
Cencora Inc	59,100	16,907,328
CVS Health Corp	171,700	10,662,570
HealthEquity Inc (b)	22,700	2,201,900
Humana Inc	23,900	5,971,893
Tenet Healthcare Corp (b)	67,600	10,902,528
UnitedHealth Group Inc	26,031	6,496,296
		53,142,515
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	35,300	10,032,260
Life Sciences Tools & Services - 0.5%
Danaher Corp	89,900	17,724,684
IQVIA Holdings Inc (b)	32,500	6,040,450
		23,765,134
Pharmaceuticals - 1.2%
Elanco Animal Health Inc (b)	617,400	8,446,032
Eli Lilly & Co	51,366	38,014,436
Pfizer Inc	339,100	7,897,639
		54,358,107
TOTAL HEALTH CARE		379,085,266

Industrials - 9.3%
Aerospace & Defense - 2.8%
Boeing Co (b)	109,995	24,401,291
GE Aerospace	166,089	45,023,406
Howmet Aerospace Inc	89,600	16,107,392
Lockheed Martin Corp	28,800	12,124,224
Northrop Grumman Corp	13,500	7,784,235
TransDigm Group Inc	11,000	17,693,060
		123,133,608
Building Products - 0.9%
Trane Technologies PLC	86,400	37,850,112
Commercial Services & Supplies - 0.1%
Cintas Corp	23,400	5,207,670
Construction & Engineering - 0.3%
Quanta Services Inc	30,600	12,427,578
Electrical Equipment - 1.8%
AMETEK Inc	117,400	21,701,390
Eaton Corp PLC	26,400	10,156,608
GE Vernova Inc	49,217	32,497,493
Hubbell Inc	21,200	9,274,576
Vertiv Holdings Co Class A	36,400	5,299,840
		78,929,907
Ground Transportation - 1.1%
CSX Corp	329,000	11,692,660
Old Dominion Freight Line Inc	69,900	10,432,575
Uber Technologies Inc (b)	198,800	17,444,700
Union Pacific Corp	40,000	8,878,800
		48,448,735
Industrial Conglomerates - 0.2%
Honeywell International Inc	43,800	9,738,930
Machinery - 1.9%
Deere & Co	13,700	7,183,869
Dover Corp	94,700	17,153,958
Fortive Corp	71,800	3,441,374
Ingersoll Rand Inc	226,300	19,151,769
Parker-Hannifin Corp	38,500	28,178,150
Westinghouse Air Brake Technologies Corp	46,700	8,968,735
		84,077,855
Professional Services - 0.0%
Verisk Analytics Inc	16,200	4,515,102
Trading Companies & Distributors - 0.2%
United Rentals Inc	9,900	8,741,106
TOTAL INDUSTRIALS		413,070,603

Information Technology - 32.2%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd (b)	565,361	28,194,553
Jabil Inc	115,600	25,798,452
		53,993,005
IT Services - 1.4%
IBM Corporation	247,400	62,629,310
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices Inc (b)	233,000	41,080,230
Astera Labs Inc (b)	119,716	16,368,769
Broadcom Inc	451,500	132,605,550
First Solar Inc (b)	4,400	768,812
Marvell Technology Inc	83,000	6,670,710
NVIDIA Corp	2,136,300	379,983,681
		577,477,752
Software - 12.0%
AppLovin Corp Class A (b)	87,300	34,108,110
Datadog Inc Class A (b)	242,700	33,973,146
Microsoft Corp	671,800	358,405,300
MicroStrategy Inc Class A (b)	15,300	6,148,458
Oracle Corp	207,900	52,758,783
Palantir Technologies Inc Class A (b)	166,800	26,412,780
Samsara Inc Class A (b)	487,400	18,535,822
		530,342,399
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	960,536	199,378,458
TOTAL INFORMATION TECHNOLOGY		1,423,820,924

Materials - 2.1%
Chemicals - 1.3%
Air Products and Chemicals Inc	18,177	5,232,795
Axalta Coating Systems Ltd (b)	73,800	2,090,016
Balchem Corp	13,500	2,058,345
Cabot Corp	13,200	952,776
Chemours Co/The	109,400	1,310,612
Corteva Inc	70,700	5,099,591
Dow Inc	75,100	1,749,079
Ecolab Inc	32,700	8,559,552
Element Solutions Inc	95,100	2,244,360
Linde PLC	37,886	17,437,411
Mosaic Co/The	173,800	6,258,538
Olin Corp	44,500	842,830
Sherwin-Williams Co/The	5,900	1,952,192
		55,788,097
Construction Materials - 0.2%
CRH PLC	14,800	1,412,660
Martin Marietta Materials Inc	4,939	2,839,332
Vulcan Materials Co	11,300	3,103,771
		7,355,763
Containers & Packaging - 0.2%
AptarGroup Inc	19,000	2,985,660
Avery Dennison Corp	9,600	1,610,592
Crown Holdings Inc	18,900	1,877,904
International Paper Co	83,300	3,893,442
		10,367,598
Metals & Mining - 0.4%
Freeport-McMoRan Inc	193,234	7,775,736
Newmont Corp	113,200	7,029,720
Nucor Corp	25,100	3,591,057
		18,396,513
TOTAL MATERIALS		91,907,971

Real Estate - 2.2%
Health Care REITs - 0.3%
CareTrust REIT Inc	38,300	1,217,940
Ventas Inc	52,400	3,520,232
Welltower Inc	62,000	10,234,340
		14,972,512
Industrial REITs - 0.2%
Americold Realty Trust Inc	126,800	2,038,944
Prologis Inc	32,000	3,416,960
Terreno Realty Corp	51,900	2,879,931
		8,335,835
Office REITs - 0.2%
COPT Defense Properties	65,000	1,773,200
Kilroy Realty Corp	66,000	2,432,760
Vornado Realty Trust	63,300	2,431,986
		6,637,946
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	7,800	1,214,772
CoStar Group Inc (b)	16,600	1,580,154
Jones Lang LaSalle Inc (b)	11,600	3,136,176
		5,931,102
Residential REITs - 0.3%
Camden Property Trust	31,700	3,461,640
Invitation Homes Inc	201,900	6,188,235
Sun Communities Inc	31,500	3,906,945
		13,556,820
Retail REITs - 0.2%
Curbline Properties Corp	80,950	1,788,995
Macerich Co/The	79,400	1,326,774
NNN REIT Inc	77,400	3,193,524
Tanger Inc	101,700	3,053,034
		9,362,327
Specialized REITs - 0.9%
American Tower Corp	59,800	12,461,722
CubeSmart	95,500	3,715,905
Digital Realty Trust Inc	27,450	4,843,278
Equinix Inc	8,300	6,516,911
Extra Space Storage Inc	8,234	1,106,320
Four Corners Property Trust Inc	41,100	1,037,364
Iron Mountain Inc	39,300	3,826,248
Public Storage Operating Co	12,500	3,399,250
		36,906,998
TOTAL REAL ESTATE		95,703,540

Utilities - 2.2%
Electric Utilities - 1.6%
Alliant Energy Corp	4,600	299,046
American Electric Power Co Inc	17,900	2,025,206
Constellation Energy Corp	28,488	9,909,266
Duke Energy Corp	69,800	8,490,472
Entergy Corp	54,300	4,910,349
Evergy Inc	48,500	3,433,800
Exelon Corp	121,200	5,446,728
FirstEnergy Corp	25,000	1,067,750
NextEra Energy Inc	170,714	12,130,937
NRG Energy Inc	26,107	4,365,090
PG&E Corp	226,793	3,179,638
PPL Corp	116,000	4,140,040
Southern Co/The	38,000	3,590,240
TXNM Energy Inc	15,200	863,208
Xcel Energy Inc	53,900	3,958,416
		67,810,186
Gas Utilities - 0.0%
UGI Corp	34,900	1,262,682
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	53,900	708,785
Talen Energy Corp (b)	4,200	1,585,794
Vistra Corp	37,600	7,841,104
		10,135,683
Multi-Utilities - 0.4%
Ameren Corp	41,500	4,196,895
CenterPoint Energy Inc	112,900	4,382,778
NiSource Inc	72,500	3,077,625
Sempra	80,688	6,590,596
		18,247,894
TOTAL UTILITIES		97,456,445

TOTAL UNITED STATES		4,334,522,700
TOTAL COMMON STOCKS (Cost $2,237,947,981)		4,338,604,010

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(c)(d) (Cost $935,371)	37,900	995,254

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $1,258,308)	69,906	572,530

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025 (f)	4.29	770,000	764,365
US Treasury Bills 0% 10/30/2025 (f)	4.29	880,000	870,673
US Treasury Bills 0% 8/28/2025 (f)	4.27	170,000	169,453
US Treasury Bills 0% 9/25/2025 (f)	4.26	950,000	943,760
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,748,392)			2,748,251

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $75,193,704)	4.33	75,179,789	75,194,825

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,318,083,756)	4,418,114,870
NET OTHER ASSETS (LIABILITIES) - 0.0%	72,556
NET ASSETS - 100.0%	4,418,187,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	127	Sep 2025	40,476,488	1,358,918	1,358,918

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $995,254 or 0.0% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,748,251.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,196,575	364,503,302	364,505,052	1,426,143	-	-	75,194,825	75,179,789	0.1%
Fidelity Securities Lending Cash Central Fund	538,350	99,416,135	99,954,485	373	-	-	-	-	0.0%
Total	75,734,925	463,919,437	464,459,537	1,426,516	-	-	75,194,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	410,377,773	410,377,773	-	-
Consumer Discretionary	470,947,307	470,947,307	-	-
Consumer Staples	209,808,216	209,808,216	-	-
Energy	131,845,607	131,845,607	-	-
Financials	614,580,358	614,580,358	-	-
Health Care	379,085,266	379,085,266	-	-
Industrials	413,070,603	413,070,603	-	-
Information Technology	1,423,820,924	1,423,820,924	-	-
Materials	91,907,971	91,907,971	-	-
Real Estate	95,703,540	95,703,540	-	-
Utilities	97,456,445	97,456,445	-	-

Convertible Preferred Stocks
Information Technology	995,254	-	-	995,254

Non-Convertible Preferred Stocks
Industrials	572,530	-	-	572,530

U.S. Treasury Obligations	2,748,251	-	2,748,251	-

Money Market Funds	75,194,825	75,194,825	-	-
Total Investments in Securities:	4,418,114,870	4,413,798,835	2,748,251	1,567,784
Derivative Instruments:

Assets
Futures Contracts	1,358,918	1,358,918	-	-
Total Assets	1,358,918	1,358,918	-	-
Total Derivative Instruments:	1,358,918	1,358,918	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,358,918	0
Total Equity Risk	1,358,918	0
Total Value of Derivatives	1,358,918	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series All-Sector Equity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,242,890,052)	$4,342,920,045
Fidelity Central Funds (cost $75,193,704)	75,194,825

Total Investment in Securities (cost $2,318,083,756)		$4,418,114,870
Cash		51,633
Receivable for investments sold		25,623,702
Receivable for fund shares sold		2,853,868
Dividends receivable		2,124,664
Distributions receivable from Fidelity Central Funds		269,906
Other receivables		85,888
Total assets		4,449,124,531
Liabilities
Payable for investments purchased	$7,970,565
Payable for fund shares redeemed	22,818,632
Payable for daily variation margin on futures contracts	139,700
Other payables and accrued expenses	8,208
Total liabilities		30,937,105
Net Assets		$4,418,187,426
Net Assets consist of:
Paid in capital		$2,133,977,324
Total accumulated earnings (loss)		2,284,210,102
Net Assets		$4,418,187,426
Net Asset Value, offering price and redemption price per share ($4,418,187,426 ÷ 323,986,689 shares)		$13.64
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$23,312,005
Interest		48,670
Income from Fidelity Central Funds (including $373 from security lending)		1,426,516
Total income		24,787,191
Expenses
Custodian fees and expenses	$27,677
Independent trustees' fees and expenses	7,149
Total expenses		34,826
Net Investment income (loss)		24,752,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	165,841,225
Futures contracts	(2,213,263)
Total net realized gain (loss)		163,627,962
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	152,560,072
Assets and liabilities in foreign currencies	(955)
Futures contracts	750,324
Total change in net unrealized appreciation (depreciation)		153,309,441
Net gain (loss)		316,937,403
Net increase (decrease) in net assets resulting from operations		$341,689,768
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,752,365	$44,708,304
Net realized gain (loss)	163,627,962	308,512,456
Change in net unrealized appreciation (depreciation)	153,309,441	541,190,689
Net increase (decrease) in net assets resulting from operations	341,689,768	894,411,449
Distributions to shareholders	(71,942,603)	(331,954,748)

Share transactions
Proceeds from sales of shares	372,966,422	637,612,688
Reinvestment of distributions	71,942,603	331,954,748
Cost of shares redeemed	(311,011,954)	(726,047,059)

Net increase (decrease) in net assets resulting from share transactions	133,897,071	243,520,377
Total increase (decrease) in net assets	403,644,236	805,977,078

Net Assets
Beginning of period	4,014,543,190	3,208,566,112
End of period	$4,418,187,426	$4,014,543,190

Other Information
Shares
Sold	31,160,728	51,015,624
Issued in reinvestment of distributions	6,065,987	26,427,258
Redeemed	(24,843,893)	(57,871,773)
Net increase (decrease)	12,382,822	19,571,109

Financial Highlights
Fidelity® Series All-Sector Equity Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$10.99	$9.37	$11.24	$11.39	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.14	.12	.13	.15 C
Net realized and unrealized gain (loss)	.91	2.86	2.07	(.95)	2.21	2.22
Total from investment operations	.99	3.01	2.21	(.83)	2.34	2.37
Distributions from net investment income	(.01)	(.15)	(.14)	(.13)	(.14)	(.17)
Distributions from net realized gain	(.23)	(.97)	(.46)	(.91)	(2.35)	(1.23)
Total distributions	(.23) D	(1.12)	(.59) D	(1.04)	(2.49)	(1.39) D
Net asset value, end of period	$13.64	$12.88	$10.99	$9.37	$11.24	$11.39
Total Return E,F	7.90%	27.83%	24.16%	(7.34)%	20.53%	24.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.24% J	1.21%	1.35%	1.26%	1.04%	1.47% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,418,187	$4,014,543	$3,208,566	$2,951,458	$3,715,243	$3,689,394
Portfolio turnover rate K	54 % J	51%	41%	46%	44%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	658,300	45,185,712
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Imperial Oil Ltd (a)	840,800	70,105,098
MEG Energy Corp	3,745,400	73,821,358

TOTAL CANADA		143,926,456
FRANCE - 1.6%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA	770,800	70,280,219
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	968,107	144,128,360
TOTAL FRANCE		214,408,579
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	43,900	2,632,244
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,558,000	48,845,644
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	309,247	74,720,260
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	274,900	14,756,632
UNITED STATES - 93.2%
Communication Services - 7.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	3,499,021	149,618,138
Entertainment - 0.2%
Walt Disney Co/The	249,780	29,751,295
Interactive Media & Services - 3.5%
Alphabet Inc Class A	2,084,472	400,010,177
Meta Platforms Inc Class A	82,045	63,456,885
		463,467,062
Media - 1.6%
Charter Communications Inc Class A (b)	83,600	22,518,496
Comcast Corp Class A	3,668,152	121,892,691
Omnicom Group Inc (a)	1,013,051	72,990,325
		217,401,512
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	566,934	135,162,735
TOTAL COMMUNICATION SERVICES		995,400,742

Consumer Discretionary - 7.7%
Automobiles - 0.4%
General Motors Co	1,001,700	53,430,678
Broadline Retail - 2.8%
Amazon.com Inc (b)	1,553,393	363,664,836
Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings Inc	232,900	62,435,832
McDonald's Corp	472,900	141,903,103
		204,338,935
Household Durables - 0.6%
Somnigroup International Inc	1,199,614	86,828,061
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	378,200	79,993,082
Lowe's Cos Inc	796,000	177,961,720
Williams-Sonoma Inc	334,600	62,586,930
		320,541,732
TOTAL CONSUMER DISCRETIONARY		1,028,804,242

Consumer Staples - 7.2%
Beverages - 1.9%
Coca-Cola Co/The	1,699,856	115,403,224
Constellation Brands Inc Class A	154,281	25,771,098
Keurig Dr Pepper Inc	1,575,900	51,453,135
PepsiCo Inc	477,823	65,901,348
		258,528,805
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	443,629	31,098,393
Target Corp	175,625	17,650,312
US Foods Holding Corp (b)	384,481	32,038,802
Walmart Inc	1,812,008	177,540,544
		258,328,051
Food Products - 0.7%
Darling Ingredients Inc (b)	622,575	20,158,979
Freshpet Inc (b)	90,717	6,197,785
JM Smucker Co	176,743	18,971,594
Lamb Weston Holdings Inc	132,728	7,574,787
Mondelez International Inc	584,412	37,805,612
		90,708,757
Household Products - 1.6%
Procter & Gamble Co/The	1,384,085	208,263,270
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	138,787	12,954,378
Kenvue Inc	1,019,545	21,859,045
		34,813,423
Tobacco - 0.8%
Philip Morris International Inc	680,203	111,587,302
TOTAL CONSUMER STAPLES		962,229,608

Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy Inc	195,081	46,015,706
Core Natural Resources Inc	747,467	55,170,539
Exxon Mobil Corp	2,862,700	319,591,829
Phillips 66	851,600	105,240,728
Shell PLC ADR	998,000	72,065,580
Targa Resources Corp	390,100	64,916,541
		663,000,923
Financials - 21.8%
Banks - 8.5%
Bank of America Corp	6,466,106	305,652,831
Citigroup Inc	655,400	61,410,980
Comerica Inc	836,409	56,516,156
First Horizon Corp	3,442,958	75,090,914
JPMorgan Chase & Co	547,764	162,269,607
KeyCorp	1,971,114	35,322,363
US Bancorp	3,854,922	173,317,293
Wells Fargo & Co	3,408,297	274,810,987
		1,144,391,131
Capital Markets - 6.2%
Bank of New York Mellon Corp/The	1,752,766	177,818,111
Blackrock Inc	149,011	164,807,656
Charles Schwab Corp/The	1,651,800	161,430,414
Intercontinental Exchange Inc	733,077	135,494,622
LPL Financial Holdings Inc	112,475	44,509,732
MarketAxess Holdings Inc	402,800	82,775,400
State Street Corp	567,959	63,469,418
		830,305,353
Consumer Finance - 0.3%
SLM Corp	1,473,000	46,841,400
Financial Services - 1.8%
Affirm Holdings Inc Class A (b)	367,201	25,175,301
Apollo Global Management Inc	302,938	44,022,950
Berkshire Hathaway Inc Class B (b)	151,149	71,324,190
Block Inc Class A (a)(b)	422,284	32,625,662
Fiserv Inc (b)	98,848	13,733,941
PayPal Holdings Inc (b)	757,329	52,073,942
		238,955,986
Insurance - 5.0%
American Financial Group Inc/OH	233,798	29,201,370
Arthur J Gallagher & Co	468,553	134,591,849
Chubb Ltd	804,933	214,144,376
Hartford Insurance Group Inc/The	1,541,665	191,767,709
The Travelers Companies, Inc.	368,865	95,993,428
		665,698,732
TOTAL FINANCIALS		2,926,192,602

Health Care - 10.5%
Biotechnology - 0.6%
Gilead Sciences Inc	471,300	52,922,277
Insmed Inc (b)	76,100	8,164,008
Regeneron Pharmaceuticals Inc	47,500	25,909,350
		86,995,635
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,070,400	135,073,776
Boston Scientific Corp (b)	877,100	92,025,332
Stryker Corp	158,500	62,247,705
		289,346,813
Health Care Providers & Services - 3.8%
Cencora Inc	417,200	119,352,576
Centene Corp (b)	595,659	15,528,830
Cigna Group/The	95,700	25,588,266
CVS Health Corp	1,588,900	98,670,690
HCA Healthcare Inc	143,400	50,762,166
Humana Inc	61,350	15,329,525
Quest Diagnostics Inc	249,367	41,746,529
Tenet Healthcare Corp (b)	64,500	10,402,560
UnitedHealth Group Inc	485,000	121,036,601
		498,417,743
Life Sciences Tools & Services - 1.4%
Danaher Corp	268,700	52,976,892
Mettler-Toledo International Inc (b)	12,400	15,297,632
Thermo Fisher Scientific Inc	260,400	121,783,872
		190,058,396
Pharmaceuticals - 2.5%
Johnson & Johnson	1,327,006	218,610,968
Merck & Co Inc	1,549,400	121,039,128
		339,650,096
TOTAL HEALTH CARE		1,404,468,683

Industrials - 13.0%
Aerospace & Defense - 3.5%
Boeing Co (b)	1,131,515	251,015,288
Northrop Grumman Corp	236,656	136,458,216
RTX Corp	535,592	84,393,231
		471,866,735
Air Freight & Logistics - 0.8%
FedEx Corp	489,589	109,418,246
Electrical Equipment - 1.3%
Emerson Electric Co	1,217,800	177,202,078
Ground Transportation - 3.0%
CSX Corp	6,238,200	221,705,628
Knight-Swift Transportation Holdings Inc	1,223,000	51,977,500
U-Haul Holding Co Class N	2,515,200	130,790,400
		404,473,528
Industrial Conglomerates - 0.4%
3M Co	319,716	47,708,021
Machinery - 4.0%
Allison Transmission Holdings Inc	1,834,553	165,238,189
Deere & Co	86,700	45,462,879
Parker-Hannifin Corp	205,657	150,520,358
Westinghouse Air Brake Technologies Corp	901,059	173,048,381
		534,269,807
TOTAL INDUSTRIALS		1,744,938,415

Information Technology - 8.5%
Communications Equipment - 1.1%
Cisco Systems Inc	2,239,518	152,466,385
Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp	1,857,495	77,030,318
IT Services - 0.9%
Amdocs Ltd	1,364,954	116,512,473
Semiconductors & Semiconductor Equipment - 1.5%
Marvell Technology Inc	866,449	69,636,506
QUALCOMM Inc	906,892	133,095,470
		202,731,976
Software - 3.5%
Dropbox Inc Class A (b)	3,664,134	99,554,521
Gen Digital Inc	2,891,848	85,280,598
Salesforce Inc	767,741	198,330,533
Zoom Communications Inc Class A (b)	1,108,143	82,057,989
		465,223,641
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp	1,608,647	126,584,432
TOTAL INFORMATION TECHNOLOGY		1,140,549,225

Materials - 3.5%
Chemicals - 1.2%
Corteva Inc	1,515,600	109,320,228
Mosaic Co/The	879,300	31,663,593
Westlake Corp (a)	398,100	31,569,330
		172,553,151
Construction Materials - 0.7%
CRH PLC	1,113,700	106,302,665
Containers & Packaging - 1.6%
International Paper Co	1,268,200	59,275,668
O-I Glass Inc (b)	3,809,965	49,567,644
Smurfit WestRock PLC	2,261,562	100,368,122
		209,211,434
TOTAL MATERIALS		488,067,250

Real Estate - 4.2%
Health Care REITs - 0.8%
Welltower Inc	614,000	101,352,980
Industrial REITs - 0.2%
Prologis Inc	281,063	30,011,906
Office REITs - 0.2%
Kilroy Realty Corp	823,600	30,357,896
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	314,400	48,964,656
CoStar Group Inc (b)	95,400	9,081,126
		58,045,782
Residential REITs - 0.9%
Invitation Homes Inc	2,184,200	66,945,730
Mid-America Apartment Communities Inc	160,400	22,845,772
Sun Communities Inc	206,800	25,649,404
		115,440,906
Retail REITs - 0.3%
Curbline Properties Corp	699,998	15,469,956
NNN REIT Inc	714,700	29,488,522
		44,958,478
Specialized REITs - 1.4%
American Tower Corp	270,500	56,369,495
CubeSmart	1,033,200	40,201,812
Equinix Inc	73,850	57,984,805
Public Storage Operating Co	85,200	23,169,288
		177,725,400
TOTAL REAL ESTATE		557,893,348

Utilities - 4.5%
Electric Utilities - 2.7%
Constellation Energy Corp	283,433	98,589,335
Evergy Inc	1,030,500	72,959,400
Eversource Energy	1,490,300	98,508,830
PG&E Corp	6,491,548	91,011,503
		361,069,068
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The (a)	4,227,800	55,595,570
Vistra Corp	330,000	68,818,200
		124,413,770
Multi-Utilities - 0.9%
Sempra	1,524,700	124,537,496
TOTAL UTILITIES		610,020,334

TOTAL UNITED STATES		12,521,565,372
TOTAL COMMON STOCKS (Cost $10,586,372,717)		13,066,040,899

Domestic Equity Funds - 0.9%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $133,108,128)	686,000	134,058,120

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	190,639,736	190,677,864
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	33,075,692	33,079,000
TOTAL MONEY MARKET FUNDS (Cost $223,756,004)			223,756,864

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,943,236,849)	13,423,855,883
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,953,311
NET ASSETS - 100.0%	13,431,809,194

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	162,815,033	1,606,926,513	1,579,063,681	5,598,943	-	(1)	190,677,864	190,639,736	0.3%
Fidelity Securities Lending Cash Central Fund	55,457,250	953,718,964	976,097,214	50,623	-	-	33,079,000	33,075,692	0.1%
Total	218,272,283	2,560,645,477	2,555,160,895	5,649,566	-	(1)	223,756,864

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	995,400,742	995,400,742	-	-
Consumer Discretionary	1,073,989,954	1,073,989,954	-	-
Consumer Staples	976,986,240	976,986,240	-	-
Energy	855,773,023	806,927,379	48,845,644	-
Financials	2,999,105,065	2,928,824,846	70,280,219	-
Health Care	1,404,468,683	1,404,468,683	-	-
Industrials	1,744,938,415	1,744,938,415	-	-
Information Technology	1,359,397,845	1,215,269,485	144,128,360	-
Materials	488,067,250	488,067,250	-	-
Real Estate	557,893,348	557,893,348	-	-
Utilities	610,020,334	610,020,334	-	-

Domestic Equity Funds	134,058,120	134,058,120	-	-

Money Market Funds	223,756,864	223,756,864	-	-
Total Investments in Securities:	13,423,855,883	13,160,601,660	263,254,223	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,114,848) - See accompanying schedule:
Unaffiliated issuers (cost $10,719,480,845)	$13,200,099,019
Fidelity Central Funds (cost $223,756,004)	223,756,864

Total Investment in Securities (cost $10,943,236,849)		$13,423,855,883
Foreign currency held at value (cost $454,068)		453,606
Receivable for investments sold		5,405,360
Receivable for fund shares sold		218,173,799
Dividends receivable		9,094,797
Distributions receivable from Fidelity Central Funds		741,824
Total assets		13,657,725,269
Liabilities
Payable to custodian bank	$1,655,350
Payable for investments purchased	191,164,178
Payable for fund shares redeemed	250
Other payables and accrued expenses	17,297
Collateral on securities loaned	33,079,000
Total liabilities		225,916,075
Net Assets		$13,431,809,194
Net Assets consist of:
Paid in capital		$10,225,684,967
Total accumulated earnings (loss)		3,206,124,227
Net Assets		$13,431,809,194
Net Asset Value, offering price and redemption price per share ($13,431,809,194 ÷ 942,544,325 shares)		$14.25
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$123,119,588
Income from Fidelity Central Funds (including $50,623 from security lending)		5,649,566
Total income		128,769,154
Expenses
Custodian fees and expenses	$61,627
Independent trustees' fees and expenses	22,470
Interest	13,392
Total expenses		97,489
Net Investment income (loss)		128,671,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	632,514,622
Foreign currency transactions	33,741
Total net realized gain (loss)		632,548,363
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(562,515,242)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	11,166
Total change in net unrealized appreciation (depreciation)		(562,504,077)
Net gain (loss)		70,044,286
Net increase (decrease) in net assets resulting from operations		$198,715,951
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,671,665	$243,947,412
Net realized gain (loss)	632,548,363	1,349,305,199
Change in net unrealized appreciation (depreciation)	(562,504,077)	960,250,842
Net increase (decrease) in net assets resulting from operations	198,715,951	2,553,503,453
Distributions to shareholders	(284,629,090)	(1,377,773,018)

Share transactions
Proceeds from sales of shares	1,263,630,780	2,918,919,501
Reinvestment of distributions	284,629,090	1,377,773,018
Cost of shares redeemed	(645,211,775)	(3,363,460,179)

Net increase (decrease) in net assets resulting from share transactions	903,048,095	933,232,340
Total increase (decrease) in net assets	817,134,956	2,108,962,775

Net Assets
Beginning of period	12,614,674,238	10,505,711,463
End of period	$13,431,809,194	$12,614,674,238

Other Information
Shares
Sold	91,558,299	207,042,790
Issued in reinvestment of distributions	20,928,610	98,198,799
Redeemed	(46,859,463)	(230,710,552)
Net increase (decrease)	65,627,446	74,531,037

Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.39	$13.09	$12.61	$13.90	$12.64	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.28	.25	.26	.28 C
Net realized and unrealized gain (loss)	.05	2.74	.86	(.03)	3.04	.39
Total from investment operations	.19	3.03	1.14	.22	3.30	.67
Distributions from net investment income	(.02)	(.31)	(.28)	(.27)	(.27)	(.28)
Distributions from net realized gain	(.31)	(1.42)	(.38)	(1.23)	(1.77)	(.21)
Total distributions	(.33)	(1.73)	(.66)	(1.51) D	(2.04)	(.49)
Net asset value, end of period	$14.25	$14.39	$13.09	$12.61	$13.90	$12.64
Total Return E,F	1.42%	23.72%	9.32%	2.10%	26.30%	5.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	2.08% J	2.06%	2.25%	1.98%	1.75%	2.54% C
Supplemental Data
Net assets, end of period (000 omitted)	$13,431,809	$12,614,674	$10,505,711	$9,672,739	$10,883,597	$10,931,056
Portfolio turnover rate K	78 % J	80%	72%	72%	81%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Value Discovery Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
CANADA - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,040,500	54,067,552
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd (United States)	2,321,700	73,597,890
Imperial Oil Ltd (United States) (a)	1,085,000	90,564,950
Parex Resources Inc (a)	2,668,769	31,664,667
		195,827,507
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States) (a)	1,312,800	77,875,296
TOTAL CANADA		327,770,355
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	175,600	26,142,709
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (a)(b)	59,000	6,342,500
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,137,681
UNITED KINGDOM - 2.9%
Consumer Staples - 0.4%
Beverages - 0.4%
Diageo PLC	2,828,700	68,560,789
Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC ADR	2,564,454	187,435,943
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	10,343,745	145,351,178
TOTAL UNITED KINGDOM		401,347,910
UNITED STATES - 90.2%
Communication Services - 7.6%
Entertainment - 1.3%
Walt Disney Co/The	1,533,700	182,679,007
Interactive Media & Services - 5.0%
Alphabet Inc Class A	2,431,300	466,566,470
Alphabet Inc Class C	723,000	139,437,780
Meta Platforms Inc Class A	92,600	71,620,544
		677,624,794
Media - 1.3%
Comcast Corp Class A	5,431,404	180,485,555
TOTAL COMMUNICATION SERVICES		1,040,789,356

Consumer Discretionary - 7.6%
Broadline Retail - 2.1%
Amazon.com Inc (b)	1,206,500	282,453,715
Diversified Consumer Services - 0.8%
H&R Block Inc	2,083,164	113,199,132
Household Durables - 1.4%
Lennar Corp Class A	558,600	62,663,748
Mohawk Industries Inc (b)	313,500	35,898,885
Taylor Morrison Home Corp (b)	214,500	12,715,560
Toll Brothers Inc	407,700	48,255,372
TopBuild Corp (b)	76,800	28,449,024
		187,982,589
Specialty Retail - 2.7%
Lowe's Cos Inc	476,800	106,598,176
Murphy USA Inc	92,500	33,529,400
Ross Stores Inc	891,600	121,739,064
Ulta Beauty Inc (b)	203,900	105,010,539
		366,877,179
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica Inc (b)	272,200	54,584,266
Tapestry Inc	358,200	38,696,346
		93,280,612
TOTAL CONSUMER DISCRETIONARY		1,043,793,227

Consumer Staples - 8.2%
Beverages - 2.0%
Brown-Forman Corp Class B	2,723,300	78,567,205
Keurig Dr Pepper Inc	5,852,600	191,087,390
		269,654,595
Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings Inc (b)	819,100	86,742,690
Kroger Co/The	1,584,600	111,080,460
Target Corp	408,200	41,024,100
US Foods Holding Corp (b)	1,593,830	132,813,854
Walgreens Boots Alliance Inc	3,859,100	44,919,924
		416,581,028
Food Products - 1.1%
Mondelez International Inc	1,660,100	107,391,869
Tyson Foods Inc Class A	824,600	43,126,580
		150,518,449
Household Products - 0.9%
Procter & Gamble Co/The	856,700	128,907,649
Personal Care Products - 1.2%
Kenvue Inc	7,469,197	160,139,584
TOTAL CONSUMER STAPLES		1,125,801,305

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	1,981,200	188,887,608
Exxon Mobil Corp	4,808,700	536,843,268
Shell PLC ADR	3,919,400	283,019,874
		1,008,750,750
Financials - 23.3%
Banks - 10.5%
Bank of America Corp	7,982,900	377,351,683
Cullen/Frost Bankers Inc	289,200	36,846,972
JPMorgan Chase & Co	815,100	241,465,224
M&T Bank Corp	872,944	164,724,533
PNC Financial Services Group Inc/The	1,103,400	209,943,918
US Bancorp	2,420,400	108,821,184
Wells Fargo & Co	3,544,500	285,793,035
		1,424,946,549
Capital Markets - 3.4%
Bank of New York Mellon Corp/The	1,100,100	111,605,145
Blackrock Inc	98,800	109,273,788
Northern Trust Corp	1,329,900	172,887,000
State Street Corp	630,000	70,402,500
		464,168,433
Consumer Finance - 1.2%
Capital One Financial Corp	765,900	164,668,500
Financial Services - 1.9%
Berkshire Hathaway Inc Class B (b)	222,966	105,213,196
PayPal Holdings Inc (b)	909,500	62,537,220
Visa Inc Class A	267,200	92,309,584
		260,060,000
Insurance - 5.8%
Chubb Ltd	978,339	260,277,308
Fidelity National Financial Inc/US	151,900	8,571,716
Hartford Insurance Group Inc/The	685,800	85,306,662
The Travelers Companies, Inc.	1,079,970	281,051,393
Willis Towers Watson PLC	476,100	150,357,141
		785,564,220
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	3,666,400	74,537,912
TOTAL FINANCIALS		3,173,945,614

Health Care - 8.4%
Biotechnology - 1.1%
Gilead Sciences Inc	1,310,000	147,099,900
Health Care Providers & Services - 3.1%
Cigna Group/The	984,207	263,157,268
CVS Health Corp	2,533,900	157,355,190
		420,512,458
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	384,300	179,729,424
Pharmaceuticals - 2.9%
Elanco Animal Health Inc (b)	5,595,900	76,551,912
GSK PLC ADR (a)	4,417,900	164,124,985
Merck & Co Inc	1,988,800	155,365,056
		396,041,953
TOTAL HEALTH CARE		1,143,383,735

Industrials - 14.6%
Aerospace & Defense - 2.6%
L3Harris Technologies Inc	344,200	94,593,044
Lockheed Martin Corp	257,500	108,402,350
Northrop Grumman Corp	187,100	107,883,731
Textron Inc	495,000	38,496,150
		349,375,275
Air Freight & Logistics - 2.0%
CH Robinson Worldwide Inc	680,100	78,429,132
Expeditors International of Washington Inc	298,734	34,724,840
FedEx Corp	374,300	83,652,307
United Parcel Service Inc Class B	966,400	83,265,024
		280,071,303
Building Products - 0.6%
Builders FirstSource Inc (b)	441,600	56,140,608
Johnson Controls International plc	198,500	20,842,500
		76,983,108
Electrical Equipment - 1.1%
Emerson Electric Co	522,400	76,014,424
Regal Rexnord Corp	501,400	76,654,032
		152,668,456
Ground Transportation - 2.1%
CSX Corp	2,978,900	105,870,106
Knight-Swift Transportation Holdings Inc	1,083,700	46,057,250
Norfolk Southern Corp	397,500	110,505,000
Werner Enterprises Inc	714,200	19,797,624
		282,229,980
Machinery - 4.7%
Allison Transmission Holdings Inc	461,500	41,567,305
Cummins Inc	155,820	57,282,548
Deere & Co	407,000	213,418,591
Dover Corp	417,800	75,680,292
Flowserve Corp	417,400	23,391,096
PACCAR Inc	376,200	37,153,512
Pentair PLC	1,274,900	130,294,780
Toro Co/The	54,400	4,039,200
Westinghouse Air Brake Technologies Corp	326,000	62,608,300
		645,435,624
Professional Services - 0.8%
Leidos Holdings Inc	376,200	60,060,330
Maximus Inc	729,700	53,895,642
		113,955,972
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	459,000	102,508,470
TOTAL INDUSTRIALS		2,003,228,188

Information Technology - 7.4%
Communications Equipment - 2.4%
Cisco Systems Inc	4,817,075	327,946,466
IT Services - 1.6%
Amdocs Ltd	1,343,238	114,658,796
Cognizant Technology Solutions Corp Class A	894,079	64,159,109
GoDaddy Inc Class A (b)	285,600	46,147,248
		224,965,153
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology Inc	875,100	95,508,413
Software - 2.7%
Gen Digital Inc	5,960,728	175,781,869
Salesforce Inc	743,000	191,939,190
		367,721,059
TOTAL INFORMATION TECHNOLOGY		1,016,141,091

Materials - 3.1%
Chemicals - 0.8%
CF Industries Holdings Inc	601,900	55,874,377
Mosaic Co/The	1,514,400	54,533,544
		110,407,921
Construction Materials - 0.8%
CRH PLC	1,181,200	112,745,540
Containers & Packaging - 0.7%
Crown Holdings Inc	926,600	92,066,976
Metals & Mining - 0.8%
Newmont Corp	1,691,400	105,035,940
TOTAL MATERIALS		420,256,377

Real Estate - 1.2%
Retail REITs - 0.4%
Simon Property Group Inc	345,200	56,540,308
Specialized REITs - 0.8%
Crown Castle Inc	537,600	56,496,384
Lamar Advertising Co Class A	260,700	31,870,575
Outfront Media Inc	1,329,970	23,314,374
		111,681,333
TOTAL REAL ESTATE		168,221,641

Utilities - 1.4%
Electric Utilities - 1.2%
Eversource Energy	1,208,100	79,855,410
PG&E Corp	5,558,500	77,930,170
		157,785,580
Gas Utilities - 0.2%
UGI Corp	1,032,500	37,355,850
TOTAL UTILITIES		195,141,430

TOTAL UNITED STATES		12,339,452,714
TOTAL COMMON STOCKS (Cost $10,770,954,292)		13,106,193,869

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd (Cost $39,834,269)	1,171,630	47,947,700

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	236,689,201	236,736,539
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	148,171,239	148,186,056
TOTAL MONEY MARKET FUNDS (Cost $384,922,595)			384,922,595

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $11,195,711,156)	13,539,064,164
NET OTHER ASSETS (LIABILITIES) - 1.1%	153,423,986
NET ASSETS - 100.0%	13,692,488,150

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	212,419,950	1,194,913,883	1,170,597,294	5,125,218	-	-	236,736,539	236,689,201	0.4%
Fidelity Securities Lending Cash Central Fund	58,668,058	882,203,704	792,685,706	182,603	-	-	148,186,056	148,171,239	0.5%
Total	271,088,008	2,077,117,587	1,963,283,000	5,307,821	-	-	384,922,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,040,789,356	1,040,789,356	-	-
Consumer Discretionary	1,043,793,227	1,043,793,227	-	-
Consumer Staples	1,248,429,646	1,179,868,857	68,560,789	-
Energy	1,209,715,938	1,209,715,938	-	-
Financials	3,173,945,614	3,173,945,614	-	-
Health Care	1,337,162,178	1,337,162,178	-	-
Industrials	2,003,228,188	2,003,228,188	-	-
Information Technology	1,042,283,800	1,016,141,091	26,142,709	-
Materials	498,131,673	498,131,673	-	-
Real Estate	168,221,641	168,221,641	-	-
Utilities	340,492,608	195,141,430	145,351,178	-

Non-Convertible Preferred Stocks
Information Technology	47,947,700	-	47,947,700	-

Money Market Funds	384,922,595	384,922,595	-	-
Total Investments in Securities:	13,539,064,164	13,251,061,788	288,002,376	-
Fidelity® Series Value Discovery Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $142,979,507) - See accompanying schedule:
Unaffiliated issuers (cost $10,810,788,561)	$13,154,141,569
Fidelity Central Funds (cost $384,922,595)	384,922,595

Total Investment in Securities (cost $11,195,711,156)		$13,539,064,164
Foreign currency held at value (cost $1,079,839)		1,092,537
Receivable for investments sold		51,667,022
Receivable for fund shares sold		345,680,899
Dividends receivable		11,564,812
Distributions receivable from Fidelity Central Funds		1,084,874
Other receivables		75
Total assets		13,950,154,383
Liabilities
Payable for investments purchased	$109,463,723
Payable for fund shares redeemed	379
Other payables and accrued expenses	16,075
Collateral on securities loaned	148,186,056
Total liabilities		257,666,233
Net Assets		$13,692,488,150
Net Assets consist of:
Paid in capital		$10,898,703,970
Total accumulated earnings (loss)		2,793,784,180
Net Assets		$13,692,488,150
Net Asset Value, offering price and redemption price per share ($13,692,488,150 ÷ 847,868,808 shares)		$16.15
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$146,534,514
Income from Fidelity Central Funds (including $182,603 from security lending)		5,307,821
Total income		151,842,335
Expenses
Custodian fees and expenses	$59,218
Independent trustees' fees and expenses	22,857
Total expenses before reductions	82,075
Expense reductions	(3,556)
Total expenses after reductions		78,519
Net Investment income (loss)		151,763,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	346,585,996
Foreign currency transactions	10,038
Total net realized gain (loss)		346,596,034
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(160,466,297)
Assets and liabilities in foreign currencies	394,537
Total change in net unrealized appreciation (depreciation)		(160,071,760)
Net gain (loss)		186,524,274
Net increase (decrease) in net assets resulting from operations		$338,288,090
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,763,816	$276,289,838
Net realized gain (loss)	346,596,034	374,729,531
Change in net unrealized appreciation (depreciation)	(160,071,760)	665,936,463
Net increase (decrease) in net assets resulting from operations	338,288,090	1,316,955,832
Distributions to shareholders	(121,969,701)	(551,495,427)

Share transactions
Proceeds from sales of shares	1,454,993,008	4,085,791,331
Reinvestment of distributions	121,969,701	551,495,427
Cost of shares redeemed	(831,309,223)	(2,905,074,864)

Net increase (decrease) in net assets resulting from share transactions	745,653,486	1,732,211,894
Total increase (decrease) in net assets	961,971,875	2,497,672,299

Net Assets
Beginning of period	12,730,516,275	10,232,843,976
End of period	$13,692,488,150	$12,730,516,275

Other Information
Shares
Sold	91,535,420	258,656,270
Issued in reinvestment of distributions	7,793,591	34,594,540
Redeemed	(52,938,755)	(179,905,045)
Net increase (decrease)	46,390,256	113,345,765

Financial Highlights
Fidelity® Series Value Discovery Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.88	$14.87	$15.21	$16.34	$14.29	$13.01
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.36	.32	.31	.32 C
Net realized and unrealized gain (loss)	.23	1.38	.06	(.10)	3.15	1.39
Total from investment operations	.42	1.76	.42	.22	3.46	1.71
Distributions from net investment income	(.03)	(.38)	(.35)	(.32)	(.33)	(.30)
Distributions from net realized gain	(.13)	(.37)	(.41)	(1.03)	(1.08)	(.13)
Total distributions	(.15) D	(.75)	(.76)	(1.35)	(1.41)	(.43)
Net asset value, end of period	$16.15	$15.88	$14.87	$15.21	$16.34	$14.29
Total Return E,F	2.69%	11.85%	2.93%	1.55%	24.35%	13.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	2.39% J	2.37%	2.43%	2.12%	1.87%	2.54% C
Supplemental Data
Net assets, end of period (000 omitted)	$13,692,488	$12,730,516	$10,232,844	$9,006,992	$9,131,187	$8,971,710
Portfolio turnover rate K	69 % J	50%	32%	35%	38%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Fidelity Series Value Discovery Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series All-Sector Equity Fund	2,325,959,983	2,137,674,659	(44,160,854)	2,093,513,805
Fidelity Series Stock Selector Large Cap Value Fund	10,978,498,622	$2,847,534,273	(402,177,012)	2,445,357,261
Fidelity Series Value Discovery Fund	11,210,701,355	2,573,959,416	(245,596,607)	2,328,362,809

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,153,438,748	1,062,578,710
Fidelity Series Stock Selector Large Cap Value Fund	5,518,253,456	4,823,228,751
Fidelity Series Value Discovery Fund	4,796,976,724	4,350,583,646
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series All-Sector Equity Fund	18,548
Fidelity Series Stock Selector Large Cap Value Fund	105,634
Fidelity Series Value Discovery Fund	71,749

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	104,580,000	4.61%	13,392

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	87,278,043	76,887,193	15,807,073
Fidelity Series Stock Selector Large Cap Value Fund	459,088,021	359,146,822	59,892,736
Fidelity Series Value Discovery Fund	403,368,722	211,672,070	19,820,462

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series All-Sector Equity Fund	37	-	-
Fidelity Series Stock Selector Large Cap Value Fund	5,316	-	-
Fidelity Series Value Discovery Fund	19,368	797	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense Reduction ($)
Fidelity Series Value Discovery Fund	3,556

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Fidelity Series Value Discovery Fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2028.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.956974.112
EDT-LDT-SANN-0925
Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value K6 Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	3,900	311,370
CANADA - 2.0%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cenovus Energy Inc (United States)	21,708	330,613
MEG Energy Corp	8,600	169,505
Secure Waste Infrastructure Corp	38,700	422,862
		922,980
Materials - 0.8%
Chemicals - 0.3%
Methanex Corp (United States)	9,262	309,721
Paper & Forest Products - 0.5%
Interfor Corp (a)	41,000	368,693
TOTAL MATERIALS		678,414

TOTAL CANADA		1,601,394
GERMANY - 0.8%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	1,919	206,293
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	3,800	439,959
TOTAL GERMANY		646,252
IRELAND - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	2,589	277,669
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	8,473	299,751
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	10,342	376,139
UNITED STATES - 95.2%
Communication Services - 1.1%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (a)	25,430	275,407
Media - 0.8%
Liberty Broadband Corp Class C (a)	3,433	210,512
Nexstar Media Group Inc	2,249	420,810
		631,322
TOTAL COMMUNICATION SERVICES		906,729

Consumer Discretionary - 9.3%
Automobile Components - 0.8%
Patrick Industries Inc	6,461	628,268
Diversified Consumer Services - 1.1%
Laureate Education Inc (a)	24,519	554,130
Service Corp International/US	4,691	357,970
		912,100
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (a)	7,405	331,891
Household Durables - 2.3%
KB Home	6,811	376,376
Newell Brands Inc	43,053	241,526
Somnigroup International Inc	4,754	344,095
TopBuild Corp (a)	1,537	569,351
Whirlpool Corp (d)	4,420	367,037
		1,898,385
Leisure Products - 0.5%
Hasbro Inc	5,019	377,228
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	5,086	258,318
Bath & Body Works Inc	9,165	265,418
Gap Inc/The	13,859	269,696
Lithia Motors Inc Class A	1,291	371,809
Penske Automotive Group Inc	1,964	328,793
Signet Jewelers Ltd	3,878	306,750
Upbound Group Inc	17,849	368,314
		2,169,098
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	19,880	361,617
Crocs Inc (a)	4,501	448,885
PVH Corp	5,562	408,362
		1,218,864
TOTAL CONSUMER DISCRETIONARY		7,535,834

Consumer Staples - 5.9%
Beverages - 2.2%
Coca-Cola Consolidated Inc	5,743	641,780
Constellation Brands Inc Class A	3,546	592,324
Keurig Dr Pepper Inc	7,443	243,014
Primo Brands Corp Class A	11,482	317,018
		1,794,136
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree Inc (a)	4,210	478,046
Grocery Outlet Holding Corp (a)(d)	27,255	358,948
US Foods Holding Corp (a)	8,793	732,721
		1,569,715
Food Products - 1.8%
Bunge Global SA	8,466	675,249
Darling Ingredients Inc (a)	10,659	345,138
Ingredion Inc	3,258	428,557
		1,448,944
TOTAL CONSUMER STAPLES		4,812,795

Energy - 5.7%
Energy Equipment & Services - 1.5%
Baker Hughes Co Class A	16,007	721,115
Weatherford International PLC	8,363	472,928
		1,194,043
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	3,098	730,757
Core Natural Resources Inc	3,219	237,594
Energy Transfer LP	26,897	485,222
Ovintiv Inc	10,678	439,720
Phillips 66	5,056	624,820
Targa Resources Corp	3,816	635,021
Valero Energy Corp	2,100	288,351
		3,441,485
TOTAL ENERGY		4,635,528

Financials - 16.8%
Banks - 3.3%
East West Bancorp Inc	4,349	435,987
First Citizens BancShares Inc/NC Class A	322	642,313
M&T Bank Corp	3,985	751,970
Webster Financial Corp	7,470	430,645
Western Alliance Bancorp	5,607	434,879
		2,695,794
Capital Markets - 2.1%
BGC Group Inc Class A	30,213	280,074
Raymond James Financial Inc	4,051	677,043
State Street Corp	7,058	788,732
		1,745,849
Consumer Finance - 3.6%
Ally Financial Inc	13,562	513,322
Capital One Financial Corp	2,925	628,875
FirstCash Holdings Inc	3,914	521,697
OneMain Holdings Inc	11,470	662,851
SLM Corp	19,506	620,291
		2,947,036
Financial Services - 3.8%
Apollo Global Management Inc	4,198	610,054
Block Inc Class A (a)	3,448	266,392
Corebridge Financial Inc	10,839	385,435
Mr Cooper Group Inc (a)	500	77,860
NCR Atleos Corp (a)	6,796	207,958
PennyMac Financial Services Inc	4,512	420,248
Rocket Cos Inc Class A (d)	22,094	326,328
Voya Financial Inc	4,757	332,990
WEX Inc (a)	2,965	503,101
		3,130,366
Insurance - 4.0%
American Financial Group Inc/OH	4,276	534,072
First American Financial Corp	7,208	432,840
Hartford Insurance Group Inc/The	7,586	943,623
Reinsurance Group of America Inc	3,399	654,138
The Travelers Companies, Inc.	2,312	601,675
		3,166,348
TOTAL FINANCIALS		13,685,393

Health Care - 7.1%
Health Care Equipment & Supplies - 1.7%
Baxter International Inc	13,400	291,584
Lantheus Holdings Inc (a)(d)	3,656	260,270
QuidelOrtho Corp (a)	16,739	385,332
Solventum Corp (a)	6,813	486,176
		1,423,362
Health Care Providers & Services - 3.7%
Acadia Healthcare Co Inc (a)	25,785	561,340
AdaptHealth Corp (a)	23,900	214,383
Cigna Group/The	1,343	359,091
CVS Health Corp	6,140	381,294
Henry Schein Inc (a)	3,828	258,964
Molina Healthcare Inc (a)	3,264	515,288
PACS Group Inc (a)	20,521	226,962
Tenet Healthcare Corp (a)	2,693	434,327
		2,951,649
Life Sciences Tools & Services - 1.7%
Bruker Corp	8,000	307,440
Fortrea Holdings Inc (a)	20,500	117,670
ICON PLC (a)	2,996	506,893
IQVIA Holdings Inc (a)	2,500	464,650
		1,396,653
TOTAL HEALTH CARE		5,771,664

Industrials - 17.6%
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)	13,095	650,952
Building Products - 1.9%
Builders FirstSource Inc (a)	4,641	590,010
Owens Corning	3,671	511,848
UFP Industries Inc	4,892	479,416
		1,581,274
Commercial Services & Supplies - 0.8%
Brink's Co/The	3,889	339,665
MillerKnoll Inc	16,346	310,247
		649,912
Construction & Engineering - 2.1%
Centuri Holdings Inc (a)(d)	11,421	248,978
EMCOR Group Inc	1,272	798,168
Fluor Corp (a)	4,285	243,259
WillScot Holdings Corp	15,175	445,386
		1,735,791
Electrical Equipment - 0.8%
Regal Rexnord Corp	4,524	691,629
Ground Transportation - 2.5%
Ryder System Inc	3,625	644,199
Saia Inc (a)	1,630	492,651
U-Haul Holding Co Class N	6,680	347,360
XPO Inc (a)	4,471	537,817
		2,022,027
Machinery - 4.6%
Allison Transmission Holdings Inc	1,980	178,339
CNH Industrial NV Class A	37,177	481,814
Cummins Inc	2,675	983,384
Flowserve Corp	6,700	375,468
Gates Industrial Corp PLC (a)	16,153	400,594
Oshkosh Corp	4,246	537,246
PACCAR Inc	2,987	294,996
Terex Corp	7,811	397,267
		3,649,108
Professional Services - 2.4%
Amentum Holdings Inc	14,270	356,322
Concentrix Corp	4,104	213,285
First Advantage Corp (a)(d)	19,735	341,218
Genpact Ltd	7,704	339,361
KBR Inc	6,507	304,137
SS&C Technologies Holdings Inc	4,770	407,740
		1,962,063
Trading Companies & Distributors - 1.7%
Core & Main Inc Class A (a)	3,857	245,459
Herc Holdings Inc (d)	3,847	449,368
Rush Enterprises Inc Class A	4,546	246,120
Wesco International Inc	2,177	450,553
		1,391,500
TOTAL INDUSTRIALS		14,334,256

Information Technology - 7.4%
Communications Equipment - 0.7%
Ciena Corp (a)	6,077	564,188
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics Inc (a)	4,416	512,256
Avnet Inc	9,104	481,966
Coherent Corp (a)	3,955	425,558
Insight Enterprises Inc (a)	2,107	249,848
TD SYNNEX Corp	3,039	438,801
		2,108,429
IT Services - 1.1%
Amdocs Ltd	3,294	281,176
EPAM Systems Inc (a)	1,660	261,798
Kyndryl Holdings Inc (a)	10,122	382,308
		925,282
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (a)	2,686	469,325
ON Semiconductor Corp (a)	13,577	765,200
		1,234,525
Technology Hardware, Storage & Peripherals - 1.4%
Sandisk Corp/DE	2,511	107,772
Western Digital Corp	13,256	1,043,115
		1,150,887
TOTAL INFORMATION TECHNOLOGY		5,983,311

Materials - 6.5%
Chemicals - 1.9%
Corteva Inc	9,864	711,490
Mosaic Co/The	9,666	348,073
Westlake Corp	5,734	454,706
		1,514,269
Construction Materials - 1.2%
CRH PLC	5,672	541,393
James Hardie Industries PLC ADR (a)	16,698	433,146
		974,539
Containers & Packaging - 1.7%
International Paper Co	5,813	271,699
Smurfit WestRock PLC	25,404	1,127,430
		1,399,129
Metals & Mining - 1.7%
Reliance Inc	3,023	877,063
Steel Dynamics Inc	3,838	489,575
		1,366,638
TOTAL MATERIALS		5,254,575

Real Estate - 10.0%
Health Care REITs - 2.5%
American Healthcare REIT Inc	17,143	662,406
Ventas Inc	6,685	449,098
Welltower Inc	5,484	905,244
		2,016,748
Industrial REITs - 1.4%
Americold Realty Trust Inc	16,646	267,667
Prologis Inc	5,496	586,863
Rexford Industrial Realty Inc	8,979	328,003
		1,182,533
Real Estate Management & Development - 1.3%
Compass Inc Class A (a)	55,798	443,036
Jones Lang LaSalle Inc (a)	2,468	667,249
		1,110,285
Residential REITs - 2.1%
Camden Property Trust	5,539	604,859
Sun Communities Inc	5,621	697,173
UDR Inc	9,816	385,670
		1,687,702
Specialized REITs - 2.7%
Equinix Inc	612	480,524
Iron Mountain Inc	3,066	298,506
Lamar Advertising Co Class A	2,957	361,493
Outfront Media Inc	20,889	366,184
Public Storage Operating Co	2,391	650,209
		2,156,916
TOTAL REAL ESTATE		8,154,184

Utilities - 7.8%
Electric Utilities - 4.4%
Constellation Energy Corp	908	315,839
Evergy Inc	11,839	838,201
Eversource Energy	11,839	782,558
NRG Energy Inc	2,770	463,144
PG&E Corp	58,818	824,628
PPL Corp	10,991	392,269
		3,616,639
Gas Utilities - 0.9%
UGI Corp	20,578	744,512
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	40,840	537,046
Vistra Corp	1,360	283,614
		820,660
Multi-Utilities - 1.5%
Sempra	14,451	1,180,358
TOTAL UTILITIES		6,362,169

TOTAL UNITED STATES		77,436,438
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (a)	23,800	400,045
TOTAL COMMON STOCKS (Cost $71,898,343)		81,349,058

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	79,118	79,133
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	1,520,623	1,520,775
TOTAL MONEY MARKET FUNDS (Cost $1,599,908)			1,599,908

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $73,498,251)	82,948,966
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,575,750)
NET ASSETS - 100.0%	81,373,216

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $299,751 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,751 or 0.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	352,486	7,319,560	7,592,913	5,218	-	-	79,133	79,118	0.0%
Fidelity Securities Lending Cash Central Fund	434,900	8,893,748	7,807,872	9,286	-	(1)	1,520,775	1,520,623	0.0%
Total	787,386	16,213,308	15,400,785	14,504	-	(1)	1,599,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,206,480	1,206,480	-	-
Consumer Discretionary	7,535,834	7,535,834	-	-
Consumer Staples	4,812,795	4,812,795	-	-
Energy	5,934,647	5,934,647	-	-
Financials	13,685,393	13,685,393	-	-
Health Care	5,977,957	5,977,957	-	-
Industrials	15,051,884	14,611,925	439,959	-
Information Technology	5,983,311	5,983,311	-	-
Materials	6,644,404	6,644,404	-	-
Real Estate	8,154,184	8,154,184	-	-
Utilities	6,362,169	6,362,169	-	-

Money Market Funds	1,599,908	1,599,908	-	-
Total Investments in Securities:	82,948,966	82,509,007	439,959	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,474,720) - See accompanying schedule:
Unaffiliated issuers (cost $71,898,343)	$81,349,058
Fidelity Central Funds (cost $1,599,908)	1,599,908

Total Investment in Securities (cost $73,498,251)		$82,948,966
Cash		275
Receivable for investments sold		161,267
Receivable for fund shares sold		5,550
Dividends receivable		22,175
Distributions receivable from Fidelity Central Funds		1,980
Other receivables		21
Total assets		83,140,234
Liabilities
Payable for investments purchased	$208,474
Payable for fund shares redeemed	6,601
Accrued management fee	31,144
Other payables and accrued expenses	24
Collateral on securities loaned	1,520,775
Total liabilities		1,767,018
Net Assets		$81,373,216
Net Assets consist of:
Paid in capital		$72,085,511
Total accumulated earnings (loss)		9,287,705
Net Assets		$81,373,216
Net Asset Value, offering price and redemption price per share ($81,373,216 ÷ 6,816,075 shares)		$11.94
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$455,912
Income from Fidelity Central Funds (including $9,286 from security lending)		14,504
Total income		470,416
Expenses
Management fee	$113,976
Independent trustees' fees and expenses	71
Total expenses before reductions	114,047
Expense reductions	(168)
Total expenses after reductions		113,879
Net Investment income (loss)		356,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(372,903)
Foreign currency transactions	(1,230)
Total net realized gain (loss)		(374,133)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,291,011
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		4,291,014
Net gain (loss)		3,916,881
Net increase (decrease) in net assets resulting from operations		$4,273,418
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$356,537	$569,177
Net realized gain (loss)	(374,133)	8,527,932
Change in net unrealized appreciation (depreciation)	4,291,014	(187,145)
Net increase (decrease) in net assets resulting from operations	4,273,418	8,909,964
Distributions to shareholders	(1,288,999)	(7,920,228)

Share transactions
Proceeds from sales of shares	55,970,069	31,183,898
Reinvestment of distributions	1,288,999	7,920,228
Cost of shares redeemed	(8,988,005)	(50,289,274)

Net increase (decrease) in net assets resulting from share transactions	48,271,063	(11,185,148)
Total increase (decrease) in net assets	51,255,482	(10,195,412)

Net Assets
Beginning of period	30,117,734	40,313,146
End of period	$81,373,216	$30,117,734

Other Information
Shares
Sold	5,116,362	1,925,661
Issued in reinvestment of distributions	114,374	642,438
Redeemed	(781,916)	(2,931,745)
Net increase (decrease)	4,448,820	(363,646)

Financial Highlights
Fidelity® Mid Cap Value K6 Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$14.76	$13.65	$13.55	$10.64	$10.28
Income from Investment Operations
Net investment income (loss) A,B	.08	.21	.20	.19 C	.19	.19
Net realized and unrealized gain (loss)	(.29)	2.50	1.10	.12	2.91	.40
Total from investment operations	(.21)	2.71	1.30	.31	3.10	.59
Distributions from net investment income	-	(.37) D	(.17)	(.21)	(.19)	(.23)
Distributions from net realized gain	(.57)	(4.38) D	(.03)	-	-	-
Total distributions	(.57)	(4.75)	(.19) E	(.21)	(.19)	(.23)
Net asset value, end of period	$11.94	$12.72	$14.76	$13.65	$13.55	$10.64
Total Return F,G	(1.38) %	19.49%	9.58%	2.41%	29.17%	5.83%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% J	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.40% J	1.29%	1.48%	1.45% C	1.45%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$81,373	$30,118	$40,313	$36,374	$34,992	$27,404
Portfolio turnover rate K	110 % J,L	140%	84% L	85% L	100%	73%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,424,452
Gross unrealized depreciation	(2,336,594)
Net unrealized appreciation (depreciation)	$9,087,858
Tax cost	$73,861,108

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	51,663,797	26,912,235

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	1,983,981	22,795,942
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value K6 Fund	1,267

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	1,409,116	861,937	55,829
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value K6 Fund	961	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $168.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9883982.108
MCVK6-SANN-0925
Fidelity® Mid Cap Value Fund

Semi-Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	82,300	6,570,696
CANADA - 2.2%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy Inc (United States)	448,346	6,828,309
MEG Energy Corp	364,100	7,176,365
Secure Waste Infrastructure Corp	832,400	9,095,364
		23,100,038
Materials - 0.8%
Chemicals - 0.4%
Methanex Corp (United States)	191,557	6,405,666
Paper & Forest Products - 0.4%
Interfor Corp (a)	815,200	7,330,681
TOTAL MATERIALS		13,736,347

TOTAL CANADA		36,836,385
GERMANY - 0.8%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	39,652	4,262,590
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	74,500	8,625,519
TOTAL GERMANY		12,888,109
IRELAND - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	53,398	5,726,936
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	171,827	6,078,758
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	208,880	7,596,966
UNITED STATES - 94.7%
Communication Services - 1.0%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (a)	530,364	5,743,842
Media - 0.7%
Liberty Broadband Corp Class C (a)	69,713	4,274,801
Nexstar Media Group Inc	44,614	8,347,726
		12,622,527
TOTAL COMMUNICATION SERVICES		18,366,369

Consumer Discretionary - 9.3%
Automobile Components - 0.8%
Patrick Industries Inc	131,762	12,812,537
Diversified Consumer Services - 1.3%
Laureate Education Inc (a)	630,322	14,245,277
Service Corp International/US	94,646	7,222,436
		21,467,713
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (a)	150,054	6,725,420
Household Durables - 2.3%
KB Home	138,726	7,665,999
Newell Brands Inc	889,756	4,991,531
Somnigroup International Inc	103,666	7,503,345
TopBuild Corp (a)	30,760	11,394,427
Whirlpool Corp (d)	91,029	7,559,048
		39,114,350
Leisure Products - 0.4%
Hasbro Inc	99,741	7,496,534
Specialty Retail - 2.6%
Academy Sports & Outdoors Inc	108,367	5,503,960
Bath & Body Works Inc	189,935	5,500,518
Gap Inc/The	286,545	5,576,166
Lithia Motors Inc Class A	26,331	7,583,328
Penske Automotive Group Inc	39,527	6,617,215
Signet Jewelers Ltd (d)	80,391	6,358,928
Upbound Group Inc	355,939	7,344,801
		44,484,916
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	423,998	7,712,523
Crocs Inc (a)	89,716	8,947,377
PVH Corp	111,338	8,174,436
		24,834,336
TOTAL CONSUMER DISCRETIONARY		156,935,806

Consumer Staples - 5.8%
Beverages - 2.2%
Coca-Cola Consolidated Inc	114,527	12,798,392
Constellation Brands Inc Class A	72,019	12,030,054
Keurig Dr Pepper Inc	153,860	5,023,529
Primo Brands Corp Class A	232,679	6,424,267
		36,276,242
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree Inc (a)	83,701	9,504,249
Grocery Outlet Holding Corp (a)(d)	574,113	7,561,068
US Foods Holding Corp (a)	175,524	14,626,415
		31,691,732
Food Products - 1.7%
Bunge Global SA	170,112	13,568,133
Darling Ingredients Inc (a)	211,440	6,846,427
Ingredion Inc	65,513	8,617,580
		29,032,140
TOTAL CONSUMER STAPLES		97,000,114

Energy - 5.7%
Energy Equipment & Services - 1.5%
Baker Hughes Co Class A	356,193	16,046,495
Weatherford International PLC	172,011	9,727,221
		25,773,716
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	61,847	14,588,471
Core Natural Resources Inc	66,367	4,898,548
Energy Transfer LP	542,150	9,780,386
Ovintiv Inc	211,924	8,727,030
Phillips 66	101,439	12,535,832
Targa Resources Corp	76,715	12,766,143
Valero Energy Corp	46,200	6,343,722
		69,640,132
TOTAL ENERGY		95,413,848

Financials - 16.8%
Banks - 3.2%
East West Bancorp Inc	88,269	8,848,967
First Citizens BancShares Inc/NC Class A	6,406	12,778,433
M&T Bank Corp	79,566	15,014,104
Webster Financial Corp	148,092	8,537,504
Western Alliance Bancorp	111,662	8,660,505
		53,839,513
Capital Markets - 2.1%
BGC Group Inc Class A	606,378	5,621,123
Raymond James Financial Inc	79,977	13,366,556
State Street Corp	140,890	15,744,458
		34,732,137
Consumer Finance - 3.7%
Ally Financial Inc	271,729	10,284,942
Capital One Financial Corp	58,910	12,665,650
FirstCash Holdings Inc	79,481	10,594,022
OneMain Holdings Inc	230,440	13,317,128
SLM Corp	494,227	15,716,419
		62,578,161
Financial Services - 3.8%
Apollo Global Management Inc	84,059	12,215,454
Block Inc Class A (a)	72,332	5,588,370
Corebridge Financial Inc	218,450	7,768,082
Mr Cooper Group Inc (a)	11,800	1,837,496
NCR Atleos Corp (a)	140,652	4,303,951
PennyMac Financial Services Inc	90,758	8,453,200
Rocket Cos Inc Class A (d)	476,306	7,035,040
Voya Financial Inc	95,942	6,715,940
WEX Inc (a)	59,057	10,020,792
		63,938,325
Insurance - 4.0%
American Financial Group Inc/OH	86,518	10,806,098
First American Financial Corp	155,692	9,349,305
Hartford Insurance Group Inc/The	151,414	18,834,387
Reinsurance Group of America Inc	83,595	16,087,858
The Travelers Companies, Inc.	46,882	12,200,572
		67,278,220
TOTAL FINANCIALS		282,366,356

Health Care - 7.3%
Health Care Equipment & Supplies - 1.7%
Baxter International Inc	275,100	5,986,176
Lantheus Holdings Inc (a)(d)	75,755	5,392,998
QuidelOrtho Corp (a)	337,169	7,761,630
Solventum Corp (a)	136,256	9,723,229
		28,864,033
Health Care Providers & Services - 4.0%
Acadia Healthcare Co Inc (a)	516,669	11,247,884
AdaptHealth Corp (a)	525,100	4,710,146
Cigna Group/The	27,109	7,248,404
CVS Health Corp	121,476	7,543,660
Henry Schein Inc (a)	75,104	5,080,786
Molina Healthcare Inc (a)	66,333	10,471,991
PACS Group Inc (a)	434,830	4,809,220
Tenet Healthcare Corp (a)	96,881	15,624,968
		66,737,059
Life Sciences Tools & Services - 1.6%
Bruker Corp	165,100	6,344,793
Fortrea Holdings Inc (a)	425,700	2,443,518
ICON PLC (a)	59,580	10,080,340
IQVIA Holdings Inc (a)	50,300	9,348,758
		28,217,409
TOTAL HEALTH CARE		123,818,501

Industrials - 17.7%
Air Freight & Logistics - 0.7%
GXO Logistics Inc (a)	262,327	13,040,275
Building Products - 1.9%
Builders FirstSource Inc (a)	93,025	11,826,268
Owens Corning	74,050	10,324,792
UFP Industries Inc	97,676	9,572,248
		31,723,308
Commercial Services & Supplies - 0.8%
Brink's Co/The	78,510	6,857,064
MillerKnoll Inc	330,677	6,276,249
		13,133,313
Construction & Engineering - 2.2%
Centuri Holdings Inc (a)(d)	320,139	6,979,030
EMCOR Group Inc	24,813	15,569,910
Fluor Corp (a)	89,753	5,095,278
WillScot Holdings Corp	302,258	8,871,272
		36,515,490
Electrical Equipment - 0.8%
Regal Rexnord Corp	90,620	13,853,986
Ground Transportation - 2.4%
Ryder System Inc	72,650	12,910,632
Saia Inc (a)	32,092	9,699,486
U-Haul Holding Co Class N	134,969	7,018,387
XPO Inc (a)	89,547	10,771,609
		40,400,114
Machinery - 4.8%
Allison Transmission Holdings Inc	66,285	5,970,290
CNH Industrial NV Class A	742,989	9,629,137
Cummins Inc	54,800	20,145,577
Flowserve Corp	144,000	8,069,760
Gates Industrial Corp PLC (a)	320,007	7,936,174
Oshkosh Corp	85,355	10,799,968
PACCAR Inc	62,142	6,137,144
Terex Corp	248,911	12,659,613
		81,347,663
Professional Services - 2.4%
Amentum Holdings Inc	286,844	7,162,495
Concentrix Corp (d)	86,012	4,470,044
First Advantage Corp (a)(d)	397,867	6,879,120
Genpact Ltd	155,249	6,838,718
KBR Inc	141,135	6,596,650
SS&C Technologies Holdings Inc	94,879	8,110,257
		40,057,284
Trading Companies & Distributors - 1.7%
Core & Main Inc Class A (a)	79,842	5,081,145
Herc Holdings Inc (d)	78,089	9,121,576
Rush Enterprises Inc Class A	94,003	5,089,322
Wesco International Inc	42,956	8,890,174
		28,182,217
TOTAL INDUSTRIALS		298,253,650

Information Technology - 7.4%
Communications Equipment - 1.0%
Ciena Corp (a)	175,775	16,318,951
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (a)	88,869	10,308,804
Avnet Inc	181,835	9,626,345
Coherent Corp (a)	78,460	8,442,296
Insight Enterprises Inc (a)	43,878	5,203,053
TD SYNNEX Corp	62,716	9,055,563
		42,636,061
IT Services - 1.1%
Amdocs Ltd	68,160	5,818,138
EPAM Systems Inc (a)	34,623	5,460,393
Kyndryl Holdings Inc (a)	203,083	7,670,445
		18,948,976
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (a)	53,953	9,427,208
ON Semiconductor Corp (a)	271,017	15,274,518
		24,701,726
Technology Hardware, Storage & Peripherals - 1.3%
Sandisk Corp/DE	38,689	1,660,532
Western Digital Corp	264,603	20,821,610
		22,482,142
TOTAL INFORMATION TECHNOLOGY		125,087,856

Materials - 6.2%
Chemicals - 1.8%
Corteva Inc	196,898	14,202,253
Mosaic Co/The	196,259	7,067,286
Westlake Corp	114,197	9,055,822
		30,325,361
Construction Materials - 1.2%
CRH PLC	114,496	10,928,644
James Hardie Industries PLC ADR (a)	340,709	8,837,991
		19,766,635
Containers & Packaging - 1.6%
International Paper Co	113,167	5,289,425
Smurfit WestRock PLC	507,160	22,507,761
		27,797,186
Metals & Mining - 1.6%
Reliance Inc	59,715	17,325,113
Steel Dynamics Inc	76,705	9,784,490
		27,109,603
TOTAL MATERIALS		104,998,785

Real Estate - 9.9%
Health Care REITs - 2.4%
American Healthcare REIT Inc	344,202	13,299,965
Ventas Inc	132,789	8,920,765
Welltower Inc	109,460	18,068,563
		40,289,293
Industrial REITs - 1.4%
Americold Realty Trust Inc	347,404	5,586,256
Prologis Inc	109,375	11,679,063
Rexford Industrial Realty Inc	178,128	6,507,016
		23,772,335
Real Estate Management & Development - 1.3%
Compass Inc Class A (a)	1,136,695	9,025,357
Jones Lang LaSalle Inc (a)	49,489	13,379,846
		22,405,203
Residential REITs - 2.1%
Camden Property Trust	111,098	12,131,902
Sun Communities Inc	112,828	13,994,057
UDR Inc	217,184	8,533,159
		34,659,118
Specialized REITs - 2.7%
Equinix Inc	12,300	9,657,591
Iron Mountain Inc	63,425	6,175,058
Lamar Advertising Co Class A	58,679	7,173,508
Outfront Media Inc	517,661	9,074,597
Public Storage Operating Co	47,967	13,044,146
		45,124,900
TOTAL REAL ESTATE		166,250,849

Utilities - 7.6%
Electric Utilities - 4.3%
Constellation Energy Corp	18,871	6,564,088
Evergy Inc	237,501	16,815,071
Eversource Energy	236,577	15,637,740
NRG Energy Inc	55,025	9,200,180
PG&E Corp	1,174,006	16,459,564
PPL Corp	224,367	8,007,658
		72,684,301
Gas Utilities - 0.9%
UGI Corp	410,742	14,860,646
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	814,670	10,712,911
Vistra Corp	28,369	5,916,071
		16,628,982
Multi-Utilities - 1.4%
Sempra	288,741	23,584,365
TOTAL UTILITIES		127,758,294

TOTAL UNITED STATES		1,596,250,428
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (a)	781,800	13,140,966
TOTAL COMMON STOCKS (Cost $1,427,277,317)		1,685,089,244

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	1,799,403	1,799,762
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	37,034,566	37,038,270
TOTAL MONEY MARKET FUNDS (Cost $38,838,032)			38,838,032

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,466,115,349)	1,723,927,276
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(39,021,986)
NET ASSETS - 100.0%	1,684,905,290

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,078,758 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,078,758 or 0.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,813,365	77,746,400	78,760,003	25,899	-	-	1,799,762	1,799,403	0.0%
Fidelity Securities Lending Cash Central Fund	50,634,920	330,212,611	343,809,261	328,822	-	-	37,038,270	37,034,566	0.1%
Total	53,448,285	407,959,011	422,569,264	354,721	-	-	38,838,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,445,127	24,445,127	-	-
Consumer Discretionary	156,935,806	156,935,806	-	-
Consumer Staples	97,000,114	97,000,114	-	-
Energy	126,110,852	126,110,852	-	-
Financials	282,366,356	282,366,356	-	-
Health Care	128,081,091	128,081,091	-	-
Industrials	312,606,105	303,980,586	8,625,519	-
Information Technology	125,087,856	125,087,856	-	-
Materials	138,446,794	138,446,794	-	-
Real Estate	166,250,849	166,250,849	-	-
Utilities	127,758,294	127,758,294	-	-

Money Market Funds	38,838,032	38,838,032	-	-
Total Investments in Securities:	1,723,927,276	1,715,301,757	8,625,519	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,755,244) - See accompanying schedule:
Unaffiliated issuers (cost $1,427,277,317)	$1,685,089,244
Fidelity Central Funds (cost $38,838,032)	38,838,032

Total Investment in Securities (cost $1,466,115,349)		$1,723,927,276
Cash		21
Receivable for investments sold		4,131,093
Receivable for fund shares sold		500,932
Dividends receivable		514,417
Distributions receivable from Fidelity Central Funds		40,031
Prepaid expenses		286
Total assets		1,729,114,056
Liabilities
Payable for investments purchased	$4,087,269
Payable for fund shares redeemed	1,788,479
Accrued management fee	1,189,982
Distribution and service plan fees payable	70,986
Other payables and accrued expenses	45,499
Collateral on securities loaned	37,026,551
Total liabilities		44,208,766
Net Assets		$1,684,905,290
Net Assets consist of:
Paid in capital		$1,415,646,269
Total accumulated earnings (loss)		269,259,021
Net Assets		$1,684,905,290

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($201,870,511 ÷ 6,965,634 shares)(a)		$28.98
Maximum offering price per share (100/94.25 of $28.98)		$30.75
Class M :
Net Asset Value and redemption price per share ($35,844,454 ÷ 1,248,307 shares)(a)		$28.71
Maximum offering price per share (100/96.50 of $28.71)		$29.75
Class C :
Net Asset Value and offering price per share ($15,033,699 ÷ 546,887 shares)(a)		$27.49
Mid Cap Value :
Net Asset Value, offering price and redemption price per share ($1,210,714,823 ÷ 40,744,587 shares)		$29.71
Class I :
Net Asset Value, offering price and redemption price per share ($140,828,734 ÷ 4,800,828 shares)		$29.33
Class Z :
Net Asset Value, offering price and redemption price per share ($80,613,069 ÷ 2,747,309 shares)		$29.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$16,148,013
Income from Fidelity Central Funds (including $328,822 from security lending)		354,721
Total income		16,502,734
Expenses
Management fee
Basic fee	$5,697,852
Performance adjustment	1,554,171
Distribution and service plan fees	412,871
Custodian fees and expenses	37,019
Independent trustees' fees and expenses	3,313
Registration fees	70,001
Audit fees	36,991
Legal	2,664
Interest	15,707
Miscellaneous	14,314
Total expenses		7,844,903
Net Investment income (loss)		8,657,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	631,177
Redemptions in-kind	5,482,157
Foreign currency transactions	(59,611)
Total net realized gain (loss)		6,053,723
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(42,244,464)
Assets and liabilities in foreign currencies	312
Total change in net unrealized appreciation (depreciation)		(42,244,152)
Net gain (loss)		(36,190,429)
Net increase (decrease) in net assets resulting from operations		$(27,532,598)
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,657,831	$15,964,382
Net realized gain (loss)	6,053,723	243,602,070
Change in net unrealized appreciation (depreciation)	(42,244,152)	73,998,099
Net increase (decrease) in net assets resulting from operations	(27,532,598)	333,564,551
Distributions to shareholders	(67,698,026)	(181,614,291)

Share transactions - net increase (decrease)	(138,641,623)	84,092,578
Total increase (decrease) in net assets	(233,872,247)	236,042,838

Net Assets
Beginning of period	1,918,777,537	1,682,734,699
End of period	$1,684,905,290	$1,918,777,537

Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.51	$28.08	$26.06	$28.85	$22.67	$21.75
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	.19	.22 C	.29	.35
Net realized and unrealized gain (loss)	(.54) D	5.30	2.11	.08	6.21	.97
Total from investment operations	(.44)	5.49	2.30	.30	6.50	1.32
Distributions from net investment income	-	(.21)	(.16)	(.28)	(.32)	(.40)
Distributions from net realized gain	(1.09)	(2.85)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(3.06)	(.28) E	(3.09)	(.32)	(.40)
Net asset value, end of period	$28.98	$30.51	$28.08	$26.06	$28.85	$22.67
Total Return F,G,H	(1.21) % D	20.00%	8.89%	1.70%	28.68%	6.12%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.14% K	1.13%	1.20%	1.08%	.86%	.73%
Expenses net of fee waivers, if any	1.14 % K	1.12%	1.19%	1.08%	.86%	.73%
Expenses net of all reductions, if any	1.14% K	1.12%	1.19%	1.08%	.86%	.72%
Net investment income (loss)	.74% K	.61%	.75%	.84% C	1.05%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$201,871	$210,235	$183,034	$172,188	$167,448	$122,838
Portfolio turnover rate L	88 % K,M	96%	78% M	70% M	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.27)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class M

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$27.89	$25.89	$28.68	$22.54	$21.65
Income from Investment Operations
Net investment income (loss) A,B	.07	.11	.13	.15 C	.22	.29
Net realized and unrealized gain (loss)	(.55) D	5.26	2.08	.08	6.18	.95
Total from investment operations	(.48)	5.37	2.21	.23	6.40	1.24
Distributions from net investment income	-	(.13)	(.10)	(.22)	(.26)	(.35)
Distributions from net realized gain	(1.09)	(2.85)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(2.98)	(.21)	(3.02) E	(.26)	(.35)
Net asset value, end of period	$28.71	$30.28	$27.89	$25.89	$28.68	$22.54
Total Return F,G,H	(1.36) % D	19.70%	8.62%	1.45%	28.38%	5.76%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.39% K	1.38%	1.46%	1.34%	1.12%	1.01%
Expenses net of fee waivers, if any	1.39 % K	1.37%	1.45%	1.34%	1.12%	1.01%
Expenses net of all reductions, if any	1.39% K	1.37%	1.45%	1.34%	1.12%	1.00%
Net investment income (loss)	.49% K	.36%	.50%	.58% C	.79%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$35,844	$40,061	$37,407	$37,165	$38,920	$30,549
Portfolio turnover rate L	88 % K,M	96%	78% M	70% M	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.42)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class C

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.11	$26.87	$24.99	$27.79	$21.84	$20.99
Income from Investment Operations
Net investment income (loss) A,B	- C	(.04)	(.01)	.02 D	.08	.19
Net realized and unrealized gain (loss)	(.53) E	5.07	2.00	.07	5.98	.91
Total from investment operations	(.53)	5.03	1.99	.09	6.06	1.10
Distributions from net investment income	-	-	-	(.08)	(.11)	(.25)
Distributions from net realized gain	(1.09)	(2.79)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(2.79)	(.11)	(2.89)	(.11)	(.25)
Net asset value, end of period	$27.49	$29.11	$26.87	$24.99	$27.79	$21.84
Total Return F,G,H	(1.59) % E	19.12%	8.05%	.90%	27.76%	5.26%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.89% K	1.87%	1.98%	1.85%	1.62%	1.49%
Expenses net of fee waivers, if any	1.89 % K	1.87%	1.97%	1.85%	1.62%	1.49%
Expenses net of all reductions, if any	1.89% K	1.87%	1.97%	1.85%	1.62%	1.48%
Net investment income (loss)	(.01)% K	(.13)%	(.02)%	.07% D	.28%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$15,034	$18,034	$22,641	$34,139	$43,673	$43,128
Portfolio turnover rate L	88 % K,M	96%	78% M	70% M	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.65)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.21	$28.65	$26.57	$29.34	$23.03	$22.09
Income from Investment Operations
Net investment income (loss) A,B	.15	.29	.27	.30 C	.38	.41
Net realized and unrealized gain (loss)	(.56) D	5.41	2.15	.09	6.32	.99
Total from investment operations	(.41)	5.70	2.42	.39	6.70	1.40
Distributions from net investment income	-	(.29)	(.23)	(.35)	(.39)	(.46)
Distributions from net realized gain	(1.09)	(2.85)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(3.14)	(.34)	(3.16)	(.39)	(.46)
Net asset value, end of period	$29.71	$31.21	$28.65	$26.57	$29.34	$23.03
Total Return E,F	(1.05) % D	20.35%	9.20%	2.00%	29.11%	6.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.83%	.91%	.79%	.57%	.44%
Expenses net of fee waivers, if any	.84 % I	.83%	.90%	.79%	.57%	.43%
Expenses net of all reductions, if any	.84% I	.83%	.90%	.79%	.57%	.43%
Net investment income (loss)	1.04% I	.90%	1.05%	1.13% C	1.34%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,210,715	$1,333,585	$1,119,427	$1,113,891	$1,172,691	$920,386
Portfolio turnover rate J	88 % I,K	96%	78% K	70% K	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.11)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class I

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.83	$28.34	$26.29	$29.06	$22.82	$21.88
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.26	.29 C	.37	.41
Net realized and unrealized gain (loss)	(.55) D	5.35	2.13	.09	6.26	.98
Total from investment operations	(.41)	5.62	2.39	.38	6.63	1.39
Distributions from net investment income	-	(.28)	(.23)	(.35)	(.39)	(.45)
Distributions from net realized gain	(1.09)	(2.85)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(3.13)	(.34)	(3.15) E	(.39)	(.45)
Net asset value, end of period	$29.33	$30.83	$28.34	$26.29	$29.06	$22.82
Total Return F,G	(1.10) % D	20.29%	9.16%	2.01%	29.06%	6.41%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.89% J	.88%	.94%	.81%	.59%	.42%
Expenses net of fee waivers, if any	.89 % J	.87%	.93%	.81%	.59%	.42%
Expenses net of all reductions, if any	.89% J	.87%	.93%	.81%	.59%	.41%
Net investment income (loss)	.99% J	.86%	1.02%	1.11% C	1.32%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$140,829	$183,714	$169,757	$139,456	$128,301	$94,586
Portfolio turnover rate K	88 % J,L	96%	78% L	70% L	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.16)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class Z

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.82	$28.31	$26.26	$29.03	$22.80	$21.86
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.30	.32 C	.41	.43
Net realized and unrealized gain (loss)	(.55) D	5.36	2.12	.10	6.25	.99
Total from investment operations	(.39)	5.67	2.42	.42	6.66	1.42
Distributions from net investment income	-	(.31)	(.26)	(.38)	(.43)	(.48)
Distributions from net realized gain	(1.09)	(2.85)	(.11)	(2.81)	-	-
Total distributions	(1.09)	(3.16)	(.37)	(3.19)	(.43)	(.48)
Net asset value, end of period	$29.34	$30.82	$28.31	$26.26	$29.03	$22.80
Total Return E,F	(1.03) % D	20.48%	9.31%	2.15%	29.20%	6.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.74%	.79%	.67%	.45%	.29%
Expenses net of fee waivers, if any	.76 % I	.74%	.78%	.67%	.45%	.29%
Expenses net of all reductions, if any	.76% I	.74%	.78%	.67%	.45%	.28%
Net investment income (loss)	1.12% I	.99%	1.17%	1.25% C	1.45%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$80,613	$133,149	$150,467	$86,903	$62,684	$17,987
Portfolio turnover rate J	88 % I,K	96%	78% K	70% K	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.09)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.  The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$327,284,424
Gross unrealized depreciation	(82,534,004)
Net unrealized appreciation (depreciation)	$244,750,420
Tax cost	$1,479,176,856

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	777,582,584	948,891,109

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Value Fund	797,298	5,482,157	22,795,942
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Mid Cap Value	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Mid Cap Value	.64
Class I	.69
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Mid Cap Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .18%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	245,279	7,693
Class M	.25%	.25%	89,780	700
Class C	.75%	.25%	77,812	5,741
			412,871	14,134

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15,532
Class M	955
Class CA	54
16,541

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value Fund	35,390

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Fund	Borrower	10,284,750	4.58%	15,707

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	51,298,364	40,791,452	1,318,273
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mid Cap Value Fund	869
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value Fund	34,047	696	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$7,514,834	$19,503,730
Class M	1,426,434	3,653,048
Class C	654,265	1,681,942
Mid Cap Value	46,208,003	123,148,659
Class I	6,456,272	18,499,208
Class Z	5,438,218	15,127,704
Total	$67,698,026	$181,614,291
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Mid Cap Value Fund
Class A
Shares sold	375,824	831,456	$10,453,051	$26,017,015
Reinvestment of distributions	270,394	650,179	7,379,043	19,156,997
Shares redeemed	(570,567)	(1,110,602)	(15,873,854)	(34,253,630)
Net increase (decrease)	75,651	371,033	$1,958,240	$10,920,382
Class M
Shares sold	38,744	91,977	$1,054,600	$2,854,529
Reinvestment of distributions	52,390	124,084	1,418,200	3,629,121
Shares redeemed	(165,829)	(234,543)	(4,515,600)	(7,109,620)
Net increase (decrease)	(74,695)	(18,482)	$(2,042,800)	$(625,970)
Class C
Shares sold	26,194	59,358	$678,288	$1,770,589
Reinvestment of distributions	25,173	59,731	653,481	1,681,644
Shares redeemed	(124,006)	(342,255)	(3,278,906)	(10,128,885)
Net increase (decrease)	(72,639)	(223,166)	$(1,947,137)	$(6,676,652)
Mid Cap Value
Shares sold	2,184,208	6,828,842	$62,258,656	$219,338,424
Reinvestment of distributions	1,559,926	3,836,838	43,599,936	115,604,604
Shares redeemed	(5,726,924)	(7,016,018)	(162,981,169)	(225,729,180)
Net increase (decrease)	(1,982,790)	3,649,662	$(57,122,577)	$109,213,848
Class I
Shares sold	1,061,792	2,744,632	$29,641,272	$86,375,636
Reinvestment of distributions	230,676	612,481	6,366,656	18,229,443
Shares redeemed	(2,449,910)	(3,389,860)	(70,171,298)	(104,211,877)
Net increase (decrease)	(1,157,442)	(32,747)	$(34,163,370)	$393,202
Class Z
Shares sold	1,610,744	2,553,765	$46,783,869	$79,894,988
Reinvestment of distributions	172,584	430,463	4,761,594	12,809,716
Shares redeemed	(3,355,871)	(3,978,851)	(96,869,442)	(121,836,936)
Net increase (decrease)	(1,572,543)	(994,623)	$(45,323,979)	$(29,132,232)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.900183.116
MCV-SANN-0925
Fidelity® Equity-Income K6 Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income K6 Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 2.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Restaurant Brands International Inc	29,076	1,972,954
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	26,521	1,378,112
Metro Inc/CN	15,367	1,175,039
		2,553,151
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	51,867	1,641,806
Imperial Oil Ltd	26,517	2,210,963
		3,852,769
TOTAL CANADA		8,378,874
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	47,678	891,510
GERMANY - 0.7%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	4,039	774,594
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	4,715	1,200,926
TOTAL GERMANY		1,975,520
IRELAND - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Accenture PLC Class A	7,702	2,057,204
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	13,723	1,095,967
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	56,416	1,726,366
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	51,310	2,599,050
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	12,704	2,715,734
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,453	4,216,994
UNITED KINGDOM - 2.4%
Consumer Staples - 0.6%
Personal Care Products - 0.4%
Unilever PLC	19,399	1,125,539
Tobacco - 0.2%
Imperial Brands PLC	13,489	525,793
TOTAL CONSUMER STAPLES		1,651,332

Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	20,161	2,941,322
Industrials - 0.8%
Aerospace & Defense - 0.8%
Rolls-Royce Holdings PLC	166,801	2,367,403
TOTAL UNITED KINGDOM		6,960,057
UNITED STATES - 86.7%
Communication Services - 7.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc	86,525	2,371,650
Verizon Communications Inc	54,442	2,327,940
		4,699,590
Entertainment - 1.3%
Walt Disney Co/The	32,635	3,887,155
Interactive Media & Services - 2.9%
Alphabet Inc Class A	35,856	6,880,766
Meta Platforms Inc Class A	1,863	1,440,919
		8,321,685
Media - 0.7%
Comcast Corp Class A	57,939	1,925,313
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	12,605	3,005,158
TOTAL COMMUNICATION SERVICES		21,838,901

Consumer Discretionary - 6.6%
Broadline Retail - 0.6%
Amazon.com Inc (a)	6,928	1,621,914
Diversified Consumer Services - 0.3%
H&R Block Inc	22,350	1,214,499
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	11,725	3,518,321
Starbucks Corp	15,267	1,361,205
		4,879,526
Specialty Retail - 3.2%
Burlington Stores Inc (a)	6,144	1,677,066
Dick's Sporting Goods Inc	8,221	1,738,824
Lowe's Cos Inc	12,210	2,729,790
TJX Cos Inc/The	23,910	2,977,512
		9,123,192
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co	1,602	90,625
Tapestry Inc	21,512	2,323,942
		2,414,567
TOTAL CONSUMER DISCRETIONARY		19,253,698

Consumer Staples - 8.3%
Beverages - 2.1%
Coca-Cola Co/The	48,640	3,302,170
Keurig Dr Pepper Inc	81,556	2,662,803
		5,964,973
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc Class A	23,154	445,020
BJ's Wholesale Club Holdings Inc (a)	19,725	2,088,878
Costco Wholesale Corp	276	259,340
Target Corp	15,429	1,550,615
Walmart Inc	58,280	5,710,274
		10,054,127
Food Products - 0.8%
JM Smucker Co	7,821	839,506
Mondelez International Inc	21,450	1,387,601
		2,227,107
Household Products - 1.6%
Procter & Gamble Co/The	31,192	4,693,460
Personal Care Products - 0.3%
Kenvue Inc	53,758	1,152,571
TOTAL CONSUMER STAPLES		24,092,238

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp	6,582	998,094
Enterprise Products Partners LP	48,837	1,513,459
Exxon Mobil Corp	75,323	8,409,060
Phillips 66	5,916	731,099
Shell PLC	63,360	2,276,723
Valero Energy Corp	4,890	671,446
		14,599,881
Financials - 21.0%
Banks - 11.8%
Bank of America Corp	119,911	5,668,193
Huntington Bancshares Inc/OH	138,696	2,278,775
JPMorgan Chase & Co	36,631	10,851,568
M&T Bank Corp	15,324	2,891,639
PNC Financial Services Group Inc/The	21,088	4,012,414
US Bancorp	43,899	1,973,699
Wells Fargo & Co	77,109	6,217,299
		33,893,587
Capital Markets - 1.9%
Blackrock Inc	2,336	2,583,639
Charles Schwab Corp/The	31,191	3,048,297
		5,631,936
Consumer Finance - 0.9%
Capital One Financial Corp	11,805	2,538,075
Financial Services - 1.1%
Apollo Global Management Inc	11,580	1,682,806
Visa Inc Class A	4,735	1,635,800
		3,318,606
Insurance - 5.3%
American Financial Group Inc/OH	15,899	1,985,785
Chubb Ltd	16,253	4,323,948
Hartford Insurance Group Inc/The	25,610	3,185,628
Marsh & McLennan Cos Inc	13,026	2,594,779
The Travelers Companies, Inc.	12,224	3,181,174
		15,271,314
TOTAL FINANCIALS		60,653,518

Health Care - 9.7%
Biotechnology - 2.9%
AbbVie Inc	21,582	4,079,429
Gilead Sciences Inc	38,889	4,366,846
		8,446,275
Health Care Providers & Services - 1.4%
Cigna Group/The	4,710	1,259,360
UnitedHealth Group Inc	11,581	2,890,154
		4,149,514
Life Sciences Tools & Services - 0.9%
Danaher Corp	13,643	2,689,854
Pharmaceuticals - 4.5%
Eli Lilly & Co	2,510	1,857,576
GSK PLC	84,644	1,556,942
Johnson & Johnson	27,344	4,504,651
Merck & Co Inc	41,538	3,244,949
Roche Holding AG	786	245,288
Royalty Pharma PLC Class A	36,935	1,359,208
		12,768,614
TOTAL HEALTH CARE		28,054,257

Industrials - 10.4%
Aerospace & Defense - 3.4%
GE Aerospace	11,243	3,047,753
General Dynamics Corp	7,310	2,277,869
Huntington Ingalls Industries Inc	6,535	1,822,350
Northrop Grumman Corp	4,138	2,386,012
		9,533,984
Building Products - 0.9%
Johnson Controls International plc	23,797	2,498,685
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	14,967	753,751
Veralto Corp	7,289	764,106
		1,517,857
Electrical Equipment - 1.5%
AMETEK Inc	10,430	1,927,986
GE Vernova Inc	3,752	2,477,408
		4,405,394
Ground Transportation - 1.0%
Norfolk Southern Corp	10,460	2,907,880
Machinery - 2.3%
Crane Co	12,117	2,372,145
ITT Inc	25,763	4,378,680
		6,750,825
Professional Services - 0.2%
KBR Inc	11,945	558,309
Trading Companies & Distributors - 0.6%
Watsco Inc	3,689	1,663,296
TOTAL INDUSTRIALS		29,836,230

Information Technology - 6.0%
Communications Equipment - 1.3%
Cisco Systems Inc	55,801	3,798,932
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	15,659	929,205
IT Services - 1.0%
Amdocs Ltd	20,217	1,725,723
IBM Corporation	4,300	1,088,545
		2,814,268
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices Inc	7,743	1,739,310
Broadcom Inc	3,411	1,001,811
		2,741,121
Software - 2.1%
Gen Digital Inc	31,986	943,267
Microsoft Corp	9,119	4,864,987
		5,808,254
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	6,065	1,258,912
TOTAL INFORMATION TECHNOLOGY		17,350,692

Materials - 3.7%
Chemicals - 2.2%
Linde PLC	14,054	6,468,494
Containers & Packaging - 1.1%
Ball Corp	28,562	1,635,460
Crown Holdings Inc	15,267	1,516,929
		3,152,389
Metals & Mining - 0.4%
Freeport-McMoRan Inc	28,582	1,150,140
TOTAL MATERIALS		10,771,023

Real Estate - 2.3%
Specialized REITs - 2.3%
American Tower Corp	7,396	1,541,252
Lamar Advertising Co Class A	22,267	2,722,141
Public Storage Operating Co	8,713	2,369,413
		6,632,806
Utilities - 6.2%
Electric Utilities - 4.1%
Constellation Energy Corp	8,602	2,992,120
Exelon Corp	24,121	1,083,998
FirstEnergy Corp	18,718	799,446
NextEra Energy Inc	50,631	3,597,839
PG&E Corp	52,066	729,965
Southern Co/The	27,252	2,574,769
		11,778,137
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	8,532	666,690
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	11,713	2,442,629
Multi-Utilities - 1.1%
Ameren Corp	9,971	1,008,366
CenterPoint Energy Inc	27,447	1,065,493
WEC Energy Group Inc	9,995	1,090,255
		3,164,114
TOTAL UTILITIES		18,051,570

TOTAL UNITED STATES		251,134,814
TOTAL COMMON STOCKS (Cost $218,335,035)		283,752,090

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $6,461,984)	4.33	6,460,692	6,461,984

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $224,797,019)	290,214,074
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(632,372)
NET ASSETS - 100.0%	289,581,702

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,878,469	60,509,700	60,926,185	78,187	-	-	6,461,984	6,460,692	0.0%
Fidelity Securities Lending Cash Central Fund	2,124,798	8,689,693	10,814,491	1,914	-	-	-	-	0.0%
Total	9,003,267	69,199,393	71,740,676	80,101	-	-	6,461,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,838,901	21,838,901	-	-
Consumer Discretionary	22,001,246	22,001,246	-	-
Consumer Staples	28,296,721	26,645,389	1,651,332	-
Energy	19,344,160	17,067,437	2,276,723	-
Financials	60,653,518	60,653,518	-	-
Health Care	30,995,579	26,252,027	4,743,552	-
Industrials	36,226,892	29,836,230	6,390,662	-
Information Technology	28,939,674	26,340,624	2,599,050	-
Materials	10,771,023	10,771,023	-	-
Real Estate	6,632,806	6,632,806	-	-
Utilities	18,051,570	18,051,570	-	-

Money Market Funds	6,461,984	6,461,984	-	-
Total Investments in Securities:	290,214,074	272,552,755	17,661,319	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $218,335,035)	$283,752,090
Fidelity Central Funds (cost $6,461,984)	6,461,984

Total Investment in Securities (cost $224,797,019)		$290,214,074
Cash		35,044
Foreign currency held at value (cost $689)		685
Receivable for fund shares sold		39,508
Dividends receivable		330,029
Distributions receivable from Fidelity Central Funds		24,615
Total assets		290,643,955
Liabilities
Payable for investments purchased	$960,138
Payable for fund shares redeemed	23,174
Accrued management fee	78,941
Total liabilities		1,062,253
Net Assets		$289,581,702
Net Assets consist of:
Paid in capital		$221,187,610
Total accumulated earnings (loss)		68,394,092
Net Assets		$289,581,702
Net Asset Value, offering price and redemption price per share ($289,581,702 ÷ 16,931,845 shares)		$17.10
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$2,849,140
Interest		14
Income from Fidelity Central Funds (including $1,914 from security lending)		80,101
Total income		2,929,255
Expenses
Management fee	$426,881
Independent trustees' fees and expenses	438
Total expenses before reductions	427,319
Expense reductions	(43)
Total expenses after reductions		427,276
Net Investment income (loss)		2,501,979
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,463,640
Foreign currency transactions	(7,298)
Total net realized gain (loss)		3,456,342
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,343,626
Assets and liabilities in foreign currencies	5,418
Total change in net unrealized appreciation (depreciation)		7,349,044
Net gain (loss)		10,805,386
Net increase (decrease) in net assets resulting from operations		$13,307,365
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,501,979	$3,810,308
Net realized gain (loss)	3,456,342	2,432,203
Change in net unrealized appreciation (depreciation)	7,349,044	27,991,161
Net increase (decrease) in net assets resulting from operations	13,307,365	34,233,672
Distributions to shareholders	(2,367,188)	(6,676,667)

Share transactions
Proceeds from sales of shares	82,422,406	89,957,174
Reinvestment of distributions	2,367,188	6,676,667
Cost of shares redeemed	(41,579,909)	(44,117,821)

Net increase (decrease) in net assets resulting from share transactions	43,209,685	52,516,020
Total increase (decrease) in net assets	54,149,862	80,073,025

Net Assets
Beginning of period	235,431,840	155,358,815
End of period	$289,581,702	$235,431,840

Other Information
Shares
Sold	4,987,771	5,701,358
Issued in reinvestment of distributions	147,526	427,966
Redeemed	(2,553,974)	(2,802,878)
Net increase (decrease)	2,581,323	3,326,446

Financial Highlights
Fidelity® Equity-Income K6 Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.41	$14.09	$13.46	$13.68	$11.44	$10.83
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.29	.27	.24	.20
Net realized and unrealized gain (loss)	.68	2.53	.62	(.24)	2.51	.62
Total from investment operations	.84	2.83	.91	.03	2.75	.82
Distributions from net investment income	(.15)	(.32)	(.28)	(.25)	(.23)	(.20)
Distributions from net realized gain	-	(.19)	-	- C	(.27)	(.01)
Total distributions	(.15)	(.51)	(.28)	(.25)	(.51) D	(.21)
Net asset value, end of period	$17.10	$16.41	$14.09	$13.46	$13.68	$11.44
Total Return E,F	5.18%	20.35%	6.91%	.35%	24.13%	7.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.34% I	.34%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.34 % I	.34%	.34%	.34%	.34%	.34%
Expenses net of all reductions, if any	.34% I	.34%	.34%	.34%	.34%	.34%
Net investment income (loss)	1.99% I	1.94%	2.16%	2.12%	1.81%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$289,582	$235,432	$155,359	$157,286	$107,954	$64,058
Portfolio turnover rate J	28 % I,K	23%	36% K	37% K	43% K	70% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,679,403
Gross unrealized depreciation	(7,593,811)
Net unrealized appreciation (depreciation)	$64,085,592
Tax cost	$226,128,482

The Fund elected to defer to its next fiscal year approximately $124,932 of capital losses recognized during the period November 1, 2024 to January 31, 2025.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	75,915,491	34,863,440

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	257,356	4,287,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income K6 Fund	368

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	5,809,230	3,625,077	(70,035)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income K6 Fund	205	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $43.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893875.106
EQU-K6-SANN-0925
Fidelity® Equity-Income Fund

Semi-Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income Fund
Schedule of Investments July 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 2.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Restaurant Brands International Inc	924,129	62,706,848
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	815,642	42,383,245
Metro Inc/CN	528,392	40,403,531
		82,786,776
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,647,253	52,142,405
Imperial Oil Ltd	849,896	70,863,514
		123,005,919
TOTAL CANADA		268,499,543
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	1,632,322	30,522,074
GERMANY - 0.7%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	138,868	26,631,919
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	162,103	41,288,181
TOTAL GERMANY		67,920,100
IRELAND - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Accenture PLC Class A	255,091	68,134,806
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	471,844	37,683,121
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	1,774,816	54,310,528
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	1,655,304	83,847,555
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	427,411	91,367,649
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	555,422	134,201,064
UNITED KINGDOM - 2.4%
Consumer Staples - 0.6%
Personal Care Products - 0.4%
Unilever PLC	667,022	38,700,929
Tobacco - 0.2%
Imperial Brands PLC	463,808	18,078,951
TOTAL CONSUMER STAPLES		56,779,880

Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	651,893	95,105,759
Industrials - 0.8%
Aerospace & Defense - 0.8%
Rolls-Royce Holdings PLC	5,353,804	75,986,438
TOTAL UNITED KINGDOM		227,872,077
UNITED STATES - 86.9%
Communication Services - 7.6%
Diversified Telecommunication Services - 1.7%
AT&T Inc	2,856,627	78,300,146
Verizon Communications Inc	1,807,403	77,284,552
		155,584,698
Entertainment - 1.3%
Walt Disney Co/The	1,036,192	123,420,829
Interactive Media & Services - 2.9%
Alphabet Inc Class A	1,157,257	222,077,618
Meta Platforms Inc Class A	64,058	49,545,020
		271,622,638
Media - 0.7%
Comcast Corp Class A	1,837,494	61,059,926
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	405,915	96,774,195
TOTAL COMMUNICATION SERVICES		708,462,286

Consumer Discretionary - 6.6%
Broadline Retail - 0.5%
Amazon.com Inc (a)	214,145	50,133,486
Diversified Consumer Services - 0.4%
H&R Block Inc	689,350	37,459,279
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp	385,970	115,818,018
Starbucks Corp	469,912	41,897,354
		157,715,372
Specialty Retail - 3.2%
Burlington Stores Inc (a)	198,081	54,068,190
Dick's Sporting Goods Inc (b)	258,599	54,696,274
Lowe's Cos Inc	393,890	88,061,987
TJX Cos Inc/The	770,571	95,959,207
		292,785,658
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co (b)	60,098	3,399,744
Tapestry Inc	691,525	74,705,446
		78,105,190
TOTAL CONSUMER DISCRETIONARY		616,198,985

Consumer Staples - 8.3%
Beverages - 2.1%
Coca-Cola Co/The	1,603,713	108,876,076
Keurig Dr Pepper Inc	2,632,397	85,947,762
		194,823,838
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc Class A	796,147	15,301,945
BJ's Wholesale Club Holdings Inc (a)	630,085	66,726,002
Costco Wholesale Corp	10,296	9,674,533
Target Corp	478,941	48,133,571
Walmart Inc	1,880,183	184,220,330
		324,056,381
Food Products - 0.8%
JM Smucker Co	254,779	27,347,978
Mondelez International Inc	663,834	42,943,421
		70,291,399
Household Products - 1.6%
Procter & Gamble Co/The	1,006,286	151,415,854
Personal Care Products - 0.3%
Kenvue Inc	1,647,608	35,324,716
TOTAL CONSUMER STAPLES		775,912,188

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp	207,398	31,449,833
Enterprise Products Partners LP	1,517,649	47,031,943
Exxon Mobil Corp	2,428,385	271,104,901
Phillips 66	203,399	25,136,048
Shell PLC	1,999,463	71,846,956
Valero Energy Corp (b)	168,113	23,083,596
		469,653,277
Financials - 21.1%
Banks - 11.8%
Bank of America Corp	3,868,962	182,885,834
Huntington Bancshares Inc/OH	4,557,133	74,873,695
JPMorgan Chase & Co	1,180,478	349,704,804
M&T Bank Corp	495,056	93,417,067
PNC Financial Services Group Inc/The	670,092	127,498,405
US Bancorp	1,467,401	65,974,349
Wells Fargo & Co	2,486,335	200,473,191
		1,094,827,345
Capital Markets - 2.0%
Blackrock Inc	76,264	84,348,746
Charles Schwab Corp/The	1,031,109	100,770,283
		185,119,029
Consumer Finance - 0.9%
Capital One Financial Corp	379,839	81,665,385
Financial Services - 1.1%
Apollo Global Management Inc	376,820	54,759,483
Visa Inc Class A	145,607	50,302,850
		105,062,333
Insurance - 5.3%
American Financial Group Inc/OH	505,402	63,124,709
Chubb Ltd	521,780	138,814,351
Hartford Insurance Group Inc/The	825,559	102,691,284
Marsh & McLennan Cos Inc	416,429	82,952,657
The Travelers Companies, Inc.	402,144	104,653,955
		492,236,956
TOTAL FINANCIALS		1,958,911,048

Health Care - 9.7%
Biotechnology - 2.9%
AbbVie Inc	687,058	129,867,703
Gilead Sciences Inc	1,247,774	140,112,543
		269,980,246
Health Care Providers & Services - 1.4%
Cigna Group/The	151,648	40,547,642
UnitedHealth Group Inc	367,508	91,715,297
		132,262,939
Life Sciences Tools & Services - 0.9%
Danaher Corp	441,589	87,063,686
Pharmaceuticals - 4.5%
Eli Lilly & Co	81,575	60,371,210
GSK PLC	2,649,175	48,728,921
Johnson & Johnson	880,345	145,028,036
Merck & Co Inc	1,369,818	107,010,182
Roche Holding AG	26,993	8,423,787
Royalty Pharma PLC Class A	1,132,450	41,674,160
		411,236,296
TOTAL HEALTH CARE		900,543,167

Industrials - 10.3%
Aerospace & Defense - 3.3%
GE Aerospace	362,519	98,271,652
General Dynamics Corp	231,290	72,072,277
Huntington Ingalls Industries Inc	206,769	57,659,603
Northrop Grumman Corp	129,909	74,906,828
		302,910,360
Building Products - 0.9%
Johnson Controls International plc	767,313	80,567,865
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	490,833	24,718,769
Veralto Corp	239,127	25,067,684
		49,786,453
Electrical Equipment - 1.5%
AMETEK Inc	327,672	60,570,169
GE Vernova Inc	118,687	78,367,839
		138,938,008
Ground Transportation - 1.0%
Norfolk Southern Corp	335,740	93,335,720
Machinery - 2.3%
Crane Co	389,107	76,175,477
ITT Inc	820,529	139,457,109
		215,632,586
Professional Services - 0.2%
KBR Inc	410,704	19,196,305
Trading Companies & Distributors - 0.6%
Watsco Inc	123,990	55,904,611
TOTAL INDUSTRIALS		956,271,908

Information Technology - 6.0%
Communications Equipment - 1.3%
Cisco Systems Inc	1,770,860	120,560,149
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	531,822	31,558,317
IT Services - 1.0%
Amdocs Ltd	656,086	56,003,501
IBM Corporation	144,300	36,529,545
		92,533,046
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices Inc	254,257	57,113,750
Broadcom Inc	117,261	34,439,556
		91,553,306
Software - 2.0%
Gen Digital Inc	1,067,788	31,489,068
Microsoft Corp	294,680	157,211,780
		188,700,848
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	187,983	39,019,631
TOTAL INFORMATION TECHNOLOGY		563,925,297

Materials - 3.7%
Chemicals - 2.2%
Linde PLC	452,408	208,225,307
Containers & Packaging - 1.1%
Ball Corp	901,938	51,644,970
Crown Holdings Inc	473,362	47,033,248
		98,678,218
Metals & Mining - 0.4%
Freeport-McMoRan Inc	923,618	37,166,388
TOTAL MATERIALS		344,069,913

Real Estate - 2.3%
Specialized REITs - 2.3%
American Tower Corp	238,066	49,610,574
Lamar Advertising Co Class A	712,325	87,081,731
Public Storage Operating Co	278,961	75,860,654
		212,552,959
Utilities - 6.3%
Electric Utilities - 4.1%
Constellation Energy Corp	274,222	95,385,380
Exelon Corp	751,627	33,778,117
FirstEnergy Corp	619,063	26,440,181
NextEra Energy Inc	1,603,402	113,937,747
PG&E Corp	1,834,148	25,714,755
Southern Co/The	901,250	85,150,100
		380,406,280
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	276,068	21,571,953
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	375,756	78,360,156
Multi-Utilities - 1.2%
Ameren Corp	342,430	34,629,946
CenterPoint Energy Inc	940,511	36,510,637
WEC Energy Group Inc	346,298	37,774,186
		108,914,769
TOTAL UTILITIES		589,253,158

TOTAL UNITED STATES		8,095,754,186
TOTAL COMMON STOCKS (Cost $5,698,418,264)		9,160,112,703

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	160,080,614	160,112,630
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	18,527,947	18,529,799
TOTAL MONEY MARKET FUNDS (Cost $178,642,430)			178,642,429

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,877,060,694)	9,338,755,132
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,150,446)
NET ASSETS - 100.0%	9,327,604,686

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,663,994	372,596,018	473,147,381	2,446,644	-	(1)	160,112,630	160,080,614	0.3%
Fidelity Securities Lending Cash Central Fund	2,656,800	647,927,172	632,054,173	43,659	-	-	18,529,799	18,527,947	0.1%
Total	263,320,794	1,020,523,190	1,105,201,554	2,490,303	-	(1)	178,642,429

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	708,462,286	708,462,286	-	-
Consumer Discretionary	705,537,752	705,537,752	-	-
Consumer Staples	915,478,844	858,698,964	56,779,880	-
Energy	623,181,270	551,334,314	71,846,956	-
Financials	1,958,911,048	1,958,911,048	-	-
Health Care	995,648,926	843,390,459	152,258,467	-
Industrials	1,165,540,176	956,271,908	209,268,268	-
Information Technology	941,476,371	857,628,816	83,847,555	-
Materials	344,069,913	344,069,913	-	-
Real Estate	212,552,959	212,552,959	-	-
Utilities	589,253,158	589,253,158	-	-

Money Market Funds	178,642,429	178,642,429	-	-
Total Investments in Securities:	9,338,755,132	8,764,754,006	574,001,126	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,890,097) - See accompanying schedule:
Unaffiliated issuers (cost $5,698,418,264)	$9,160,112,703
Fidelity Central Funds (cost $178,642,430)	178,642,429

Total Investment in Securities (cost $5,877,060,694)		$9,338,755,132
Cash		6,425
Foreign currency held at value (cost $512,743)		497,882
Receivable for fund shares sold		2,977,559
Dividends receivable		11,604,954
Distributions receivable from Fidelity Central Funds		683,156
Prepaid expenses		1,633
Other receivables		143,571
Total assets		9,354,670,312
Liabilities
Payable for fund shares redeemed	$4,341,078
Accrued management fee	4,054,486
Other payables and accrued expenses	140,262
Collateral on securities loaned	18,529,800
Total liabilities		27,065,626
Net Assets		$9,327,604,686
Net Assets consist of:
Paid in capital		$5,529,365,322
Total accumulated earnings (loss)		3,798,239,364
Net Assets		$9,327,604,686

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value, offering price and redemption price per share ($8,698,783,527 ÷ 108,556,603 shares)		$80.13
Class K :
Net Asset Value, offering price and redemption price per share ($628,821,159 ÷ 7,854,517 shares)		$80.06
Statement of Operations
Six months ended July 31, 2025 (Unaudited)
Investment Income
Dividends		$102,678,790
Income from Fidelity Central Funds (including $43,659 from security lending)		2,490,303
Total income		105,169,093
Expenses
Management fee	$23,462,565
Custodian fees and expenses	34,602
Independent trustees' fees and expenses	16,303
Registration fees	85,978
Audit fees	67,640
Legal	12,761
Miscellaneous	16,510
Total expenses before reductions	23,696,359
Expense reductions	(349)
Total expenses after reductions		23,696,010
Net Investment income (loss)		81,473,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	318,236,487
Redemptions in-kind	2,146,295
Foreign currency transactions	(149,934)
Total net realized gain (loss)		320,232,848
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,460,230
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	320,629
Total change in net unrealized appreciation (depreciation)		50,780,858
Net gain (loss)		371,013,706
Net increase (decrease) in net assets resulting from operations		$452,486,789
Statement of Changes in Net Assets

	Six months ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,473,083	$148,632,982
Net realized gain (loss)	320,232,848	316,510,005
Change in net unrealized appreciation (depreciation)	50,780,858	1,040,814,825
Net increase (decrease) in net assets resulting from operations	452,486,789	1,505,957,812
Distributions to shareholders	(78,012,219)	(462,968,350)

Share transactions - net increase (decrease)	(187,298,815)	391,356,195
Total increase (decrease) in net assets	187,175,755	1,434,345,657

Net Assets
Beginning of period	9,140,428,931	7,706,083,274
End of period	$9,327,604,686	$9,140,428,931

Financial Highlights
Fidelity® Equity-Income Fund

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.89	$67.64	$66.16	$69.17	$61.74	$59.36
Income from Investment Operations
Net investment income (loss) A,B	.69	1.32	1.25	1.27	1.12	.97
Net realized and unrealized gain (loss)	3.22	11.99	3.11	(1.37)	13.26	3.52
Total from investment operations	3.91	13.31	4.36	(.10)	14.38	4.49
Distributions from net investment income	(.67)	(1.28)	(1.20)	(1.23)	(1.09)	(.94)
Distributions from net realized gain	-	(2.78)	(1.68)	(1.67)	(5.86)	(1.17)
Total distributions	(.67)	(4.06)	(2.88)	(2.91) C	(6.95)	(2.11)
Net asset value, end of period	$80.13	$76.89	$67.64	$66.16	$69.17	$61.74
Total Return D,E	5.15%	20.01%	6.83%	.05%	23.70%	7.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.54%	.57%	.57%	.57%	.60%
Expenses net of fee waivers, if any	.53 % H	.53%	.57%	.57%	.57%	.60%
Expenses net of all reductions, if any	.53% H	.53%	.57%	.57%	.57%	.59%
Net investment income (loss)	1.81% H	1.76%	1.92%	1.94%	1.59%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,698,784	$8,459,192	$7,147,239	$6,698,906	$7,162,591	$5,940,327
Portfolio turnover rate I	18 % H,J	19%	17% J	22% J	27% J	50% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity-Income Fund Class K

	Six months ended July 31, 2025 (Unaudited)	Years ended January 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$76.81	$67.57	$66.10	$69.11	$61.69	$59.31
Income from Investment Operations
Net investment income (loss) A,B	.72	1.37	1.30	1.33	1.17	1.02
Net realized and unrealized gain (loss)	3.22	11.99	3.10	(1.38)	13.26	3.52
Total from investment operations	3.94	13.36	4.40	(.05)	14.43	4.54
Distributions from net investment income	(.69)	(1.34)	(1.26)	(1.29)	(1.15)	(.99)
Distributions from net realized gain	-	(2.78)	(1.68)	(1.67)	(5.86)	(1.17)
Total distributions	(.69)	(4.12)	(2.93) C	(2.96)	(7.01)	(2.16)
Net asset value, end of period	$80.06	$76.81	$67.57	$66.10	$69.11	$61.69
Total Return D,E	5.20%	20.11%	6.92%	.14%	23.80%	8.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.46 % H	.46%	.48%	.48%	.48%	.50%
Expenses net of all reductions, if any	.46% H	.46%	.48%	.48%	.48%	.50%
Net investment income (loss)	1.88% H	1.84%	2.00%	2.03%	1.67%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$628,821	$681,237	$558,844	$541,489	$718,546	$654,637
Portfolio turnover rate I	18 % H,J	19%	17% J	22% J	27% J	50% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2025

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$82,481

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,624,790,523
Gross unrealized depreciation	(171,079,997)
Net unrealized appreciation (depreciation)	$3,453,710,526
Tax cost	$5,885,044,606
The Fund elected to defer to its next fiscal year approximately $1,709,304 of capital losses recognized during the period November 1, 2024 to January 31, 2025.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	822,842,786	901,537,642

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Equity-Income Fund	55,032	2,146,295	4,287,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity-Income	.53
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity-Income	.53
Class K	.45

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income Fund	5,696

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	132,294,220	114,428,225	28,017,842
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity-Income Fund	4,267
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income Fund	4,724	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $349.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$72,547,184	$427,563,514
Class K	5,465,035	35,404,836
Total	$78,012,219	$462,968,350
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2025	Year ended January 31, 2025	Six months ended July 31, 2025	Year ended January 31, 2025
Fidelity Equity-Income Fund
Equity-Income
Shares sold	6,370,640	16,104,696	$485,659,297	$1,226,359,600
Reinvestment of distributions	885,101	5,303,523	65,887,729	391,413,602
Shares redeemed	(8,722,819)	(17,057,720)	(664,585,292)	(1,270,954,611)
Net increase (decrease)	(1,467,078)	4,350,499	$(113,038,266)	$346,818,591
Class K
Shares sold	1,129,834	1,972,170	$87,598,680	$147,211,752
Reinvestment of distributions	73,426	480,007	5,465,035	35,404,836
Shares redeemed	(2,217,991)	(1,853,063)	(167,324,264)	(138,078,984)
Net increase (decrease)	(1,014,731)	599,114	$(74,260,549)	$44,537,604
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536123.128
EQU-SANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025